[PERFORMANCE FUNDS LOGO]

July 1, 1999

Dear Shareholder:

     We are pleased to present you the Performance Funds' annual report for the fiscal year ended May 31, 1999. The Performance Funds comprise The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, and The Small Equity Cap Fund. All funds are managed by Trustmark National Bank.

ECONOMIC REVIEW

     The Funds' May 31, 1999 fiscal year ended as the U. S. economy, now in its ninth consecutive year of expansion, continued to deliver faster-than-expected growth. GDP showed solid growth at 4.5% in the first quarter of this year, after soaring at a 6% pace in the last quarter of 1998. The economic momentum in 1998 has continued into 1999 with particular strength in consumer spending, construction activity, and capital expenditures.

     Annual GDP growth the past three years has been 3.9%, 3.8%, and 4.3% (all above the Fed target of 2.5%), and the unemployment rate has steadily declined from 5.6% to 4.2%, a 29-year low. Following its May policy meeting, the Fed announced its "tightening bias" citing that improved foreign economic prospects, a tight labor market, and continued consumer demand raised concerns that "financial conditions may no longer be consistent with containing inflation." The Fed's concern regarding a potential buildup of inflationary imbalances is warranted. At the mid-June congressional summit on technology Chairman Greenspan expressed concern that the "the growth of productivity cannot increase indefinitely, and while productivity acceleration has not yet peaked, experience does advise caution." He followed up these comments a week later in his testimony before the Joint Economic Committee of Congress stating that "for the period immediately ahead, inflationary pressures still seem well contained; however, the persistence of certain imbalances pose a risk to the longer-run outlook."

     Productivity, consumer spending, and global economic recovery (particularly in Japan) will be major factors on future Fed policy. Should the Fed raise rates at its June FOMC meeting, it could be regarded as a token rate adjustment, given the Fed's three easings last year to thwart a global recession.

     On the following pages you will find a detailed discussion of each fund's performance. As always, we appreciate your support, welcome your comments, and encourage you to talk with your investment representative should you have any questions about your funds.

Sincerely,
/s/ John J. Pileggi

John J. Pileggi
Chairman of the Board
------------

Trustmark Bank provides investment advisory services and other services to the Fund and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The funds are distributed by Performance Funds Distributor, Inc.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this Shareholder Letter reflect those of the Chairman of the Board through the end of the period covered by the report, as stated on the cover. The Chairman of the Board's views are subject to change based on market and other conditions.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           PORTFOLIO MANAGER'S REPORT

                         PERFORMANCE MONEY MARKET FUND

     The Performance Money Market Fund provided investors with a return of 5.05% for the Institutional Class and 4.79% for the Class A shares for the 12 month period ended May 31, 1999. During this period, the 7-day yield of the Fund fluctuated between a high yield of 5.29% on August 5 and a low yield of 4.54% on April 14 with a closing yield of 4.68% on May 28, 1999 (Institutional Class yields). During this 12 month period, the Federal Reserve lowered the target rate for Fed Funds three times from a high rate of 5.50% to the current 4.75% rate. This has had a direct impact on the Fund since the investments that the Fund uses generally track the direction in which the Fed Funds rate moves. These lower Fed Rates were in response to the worldwide turmoil in the later half of 1998. Also because of the conditions abroad, there was a severe "flight to quality" which increased the demand for dollar denominated securities which caused rates to decrease even further. These lower rates also helped to keep the economy at home moving at a still blistering pace of about 4% since mid-1998. This has caused the Fed to now begin looking at the possibility of inflation heating up in the domestic economy which has caused short-term rates to increase over the past few months.

     The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers' acceptances, commercial paper, and repurchase agreements. The Fund is considered a "first tier" Fund as a result of the high quality of the Fund's holdings per the respective ratings from Standard and Poor's and Moody's. An investment in the Fund is neither insured nor guaranteed by the U.S. Government or any other Government Agency. The Fund's objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund's inception, but there can be no guarantee that it will be in the future and it is possible to lose money by investing in the Fund.

                                          Signed,
                                          /s/ Kelly J. Collins

                                          Kelly J. Collins
                                          Trust Investment Officer
                                          Trustmark National Bank
------------
All performance figures cited here represent past performance of the Money Market Fund and do not guarantee future results.

                 PERFORMANCE SHORT TERM GOVERNMENT INCOME FUND

     Institutional and Class A shareholders of the Short Term Government Income Fund received a return of 4.57% and 4.31%*, respectively, for the current fiscal year. Ending share value was $9.79, down $.06 per share for the year. Average share price was $9.89 with a high of $10.04, and a low of $9.79.

     This fiscal year proved to be an eventful time in the bond markets. Looking back to June of 1998, we saw the Fed posturing for a rate increase because of our full capacity labor force and an overheating economy. Within a few months, however, the woeful financial events that occurred in Asia, Russia, and South America sent global investors looking for safety in U.S. dollar denominated securities. This heavy demand for quality drove our domestic interest rates down to levels not seen in thirty years. The yield of the two-year Treasury Note fell to as low as 3.85% in October, 1998. As foreign markets began to stabilize, demand for Treasury Notes waned. In addition, domestic corporations issued huge volumes of new debt to capture the low interest costs available. All the while, our own economy remained very strong, especially with the added stimulus of historically low interest rates. Consumer demand remained strong, the labor force remained strong, and the economy outpaced sustainable levels. All these conditions kept the Fed on red alert to contain inflation, and when the flight to quality ended, bonds reacted to an imminent Fed rate increase. Short Term bond yields quickly rose as much as 150 basis points, returning to levels observed the beginning of this fiscal year.

     In spite of recent volatility, the Performance Short Term Government has fared well in the past year providing a return comparable to cash rates. As the smoke clears, we see excellent opportunities in short term bonds. High quality corporate securities are now offering advantageous returns, and our recent limited purchases reflect our interest in them. Short mortgage related securities offer exceptional value, and the two-year Treasury Note is priced to yield more than twice the current rate of inflation. Market conditions are favorable to the short term market, and we continue to expect to achieve our objective of providing a favorable alternative to money market investments, while limited the risk of significant price change.

                                          Signed,
                                          /s/ Jonathan Rogers

                                          Jonathan Rogers, CFA
                                          Vice President
                                          Trustmark National Bank

------------

* The total returns for Class A, after the maximum sales load of 3.00% , was 1.23% for the current fiscal year.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

                       SHORT TERM GOVERNMENT INCOME FUND
                        PERFORMANCE (AS OF MAY 31, 1999)

                                                                                                         LEHMAN BROTHERS 1-3 YR
                                                     CLASS A SHARES           INSTITUTIONAL SHARES                GOVT.
                                                     --------------           --------------------       ----------------------
5/92                                                     $ 9,700                     $10,000                    $10,000
11/92                                                     10,016                      10,326                     10,322
5/93                                                      10,346                      10,673                     10,684
11/93                                                     10,542                      10,889                     10,938
5/94                                                      10,474                      10,832                     10,900
11/94                                                     10,548                      10,923                     11,016
5/95                                                      11,113                      11,522                     11,701
11/95                                                     11,474                      11,912                     12,141
5/96                                                      11,600                      12,057                     12,319
11/96                                                     12,042                      12,532                     12,854
5/97                                                      12,232                      12,745                     13,136
11/97                                                     12,653                      13,199                     13,620
5/98                                                      13,025                      13,604                     14,050
11/98                                                     13,448                      14,063                     14,612
5/99                                                      13,586                      14,225                     14,792

-------------------------------------------------------------
                       CLASS A SHARES
                 AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------
                            1 YEAR      5 YEAR     INCEPTION
-------------------------------------------------------------
 Without Sales Charge        4.31%       5.34%       4.93%
-------------------------------------------------------------
 With Sales Charge*          1.23%       4.71%       4.48%
-------------------------------------------------------------

* Reflects the maximum sales charge of 3.00%

--------------------------------------------------------------
                     INSTITUTIONAL SHARES
                 AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------
       1 YEAR               5 YEAR             INCEPTION
--------------------------------------------------------------
        4.57%                5.60%                5.17%
--------------------------------------------------------------

The charts above represent a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

              PERFORMANCE INTERMEDIATE TERM GOVERNMENT INCOME FUND

     For the fiscal year ended May 31, 1999, the Performance Intermediate Term Government Income Fund returned 2.47% for the Institutional Class shareholders and 2.11% for the Class A shareholders*. Share price, as measured by net asset value, decreased from $10.34 on May 31, 1998 to $10.06 on May 31, 1999. The Fund's objective is to provide a higher level of current income with total return, which consists of income and capital preservation, also an important consideration. The Fund primarily invests in U. S. government securities and investment grade corporate bonds. While there is no maximum maturity for an individual issue, the Fund itself will normally have an average maturity between three to ten years.

     For the first half of the fiscal year the bond market was the prime beneficiary of "flight to quality" as global investors sought refuge in its safety and liquidity, accentuated by global asset & currency devaluation and an accommodating Federal Reserve. Bond yields, as measured by the 30-year Treasury Bond, fell from 5.80% in May, 1998 to as low as 4.71% in October, 1998. The second half of the fiscal year saw bond yields soar to as high as 5.92% in May, 1999 as the unprecedented economic expansion began to fuel inflation fears and the adoption of a "tightening bias" by the Fed in May. This resulted in the peak spread (114 bps in 10/98) between the 2-year Treasury Note and the 30-year Treasury Bond to fall to only 41 basis points on May 31st as the yield curve flattened. For the twelve month period Treasuries returned only 4.35%, U. S. Agencies 4.53%, U. S. Corporates 3.18%, Asset Backed Securities 4.94%, and Mortgage Backed Securities 4.87%.

     After aggressively easing the Fed Funds rate three times and the Discount Rate twice last fall from 5.50% to 4.75% and from 5.00% to 4.50%, respectively, the Fed's action appears to have avoided an economic downturn; however, the continued strength of the U. S. economy, as evidenced by recent economic releases, has the Fed on the inflation watch.

     The Fund continues to be managed recognizing that market and economic conditions are constantly changing, which can and does affect the Fund's composition. Please be mindful that while volatility can be extreme at times, it does afford opportunities to acquire securities at more attractive valuations.

     We appreciate your participation in The Performance Intermediate Term Government Income Fund.

                                          Signed,
                                          /s/ Robert H. Spaulding

                                          Robert H. Spaulding
                                          Vice President & Trust Investment
                                          Officer
------------

* The total returns for Class A, after the maximum sales load of 5.25%, was -3.23% for the current fiscal year.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

                    INTERMEDIATE TERM GOVERNMENT INCOME FUND
                        PERFORMANCE (AS OF MAY 31, 1999)

                                                                                                               LEHMAN BROTHERS
                                           CLASS A SHARES         CLASS B SHARES      INSTITUTIONAL SHARES        GOV'T/CORP
                                           --------------         --------------      --------------------     ---------------
6/92                                          $ 9,475                 $ 9,500               $10,000                 $10,000
11/92                                           9,921                   9,966                10,466                  10,470
5/93                                           10,671                  10,758                11,255                  11,227
11/93                                          11,124                  11,336                11,759                  11,776
5/94                                           10,680                  10,873                11,304                  11,340
11/94                                          10,566                  10,863                11,197                  11,338
5/95                                           11,646                  11,986                12,356                  12,657
11/95                                          12,233                  12,606                12,995                  13,411
5/96                                           11,926                  12,287                12,685                  13,176
11/96                                          12,696                  13,195                13,521                  14,161
5/97                                           12,753                  13,254                13,600                  14,216
11/97                                          13,535                  14,179                14,451                  15,210
5/98                                           14,048                  14,720                15,017                  15,849
11/98                                          14,787                  15,579                15,826                  16,784
5/99                                           14,345                  15,057                15,387                  16,493

----------------------------------------------------------
                      CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------
                         1 YEAR      5 YEAR     INCEPTION
----------------------------------------------------------
 Without Sales Charge      2.11%      6.08%       6.10%
----------------------------------------------------------
 With Sales Charge*       -3.23%      4.93%       5.29%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%

                                                        ----------------------------------------------------------
                                                                              CLASS B SHARES
                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                        ----------------------------------------------------------
                                                                                 1 YEAR      5 YEAR     INCEPTION
                                                        ----------------------------------------------------------
                                                         Without CDSC              1.60%      5.97%       6.02%
                                                        ----------------------------------------------------------
                                                         With CDSC*               -3.26%      5.65%       6.02%
                                                        ----------------------------------------------------------

                                           * Reflects the applicable contingent
                                             deferred sales charge (max. 5.00%)

-----------------------------------------------------------
                   INSTITUTIONAL SHARES
                AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------
      1 YEAR              5 YEAR             INCEPTION
-----------------------------------------------------------
       2.47%               6.36%               6.35%
-----------------------------------------------------------

The charts above represent a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark.

Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date. The performance of Class A shares and Class B shares do not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the higher 12b-1 fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

                       PERFORMANCE LARGE CAP EQUITY FUND

     For the twelve months period ending May 31, 1999 the Large Cap Equity Fund returned 18.25% to the Institutional Class shareholders and 17.92% to the Class A shareholders **. This compares to the S&P 500 Index which returned 20.35%.

     The performance of the Fund was favorably impacted by holdings in the technology sector. During the period Cisco Systems was up 116%, International Business Machines was up 98%, and Microsoft increased 90%. Companies in the communications sector also contributed with MCI Worldcom returning 89% and Sprint Corporation rising 79%. American International Group, in the finance sector, also aided performance with a 38% return. Some holdings in the consumer staple and services areas penalized results. Notably, Coca-Cola and Gillette were both down approximately 12% and Disney fell 22%.

     We expect the rotation to continue as the market digests the recent changes in interest rates and inflation. Our efforts and resources continue to be directed at security selection and not market timing. Listed below are the 10 largest holdings in the Fund at May 31, 1999.

                             TEN LARGEST HOLDINGS*

 1.  Microsoft Corp.                   4.00%
 2.  General Electric Corp.            3.74%
 3.  IBM Corp.                         2.85%
 4.  Exxon Corp.                       2.32%
 5.  Wal-Mart Stores, Inc.             2.31%
 6.  Cisco Systems, Inc.               2.14%
 7.  Citigroup, Inc.                   2.10%
 8.  Coca-Cola Co.                     2.06%
 9.  Intel Corp.                       2.03%
10.  American International            1.99%

                                          Signed,
                                          /s/ Charles H. Windham, Jr.

                                          Charles H. Windham, Jr.
                                          Vice President
                                          Trustmark National Bank

------------

 * Portfolio composition is subject to change. Ten largest holdings' percentages are based upon net assets as of May 31, 1999.

** The total returns for Class A, after the maximum sales load of 5.25%, was 11.75% for the current fiscal year.

The Fund's Performance is compared to the Standard & Poor's 500 Stock Index, which represents the U.S. stock market as a whole. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

                             LARGE CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 1999)

                                           CLASS A SHARES         CLASS B SHARES      INSTITUTIONAL SHARES         S&P 500
                                           --------------         --------------      --------------------         -------
5/92                                          $ 9,475                 $ 9,500               $10,000                $10,000
11/92                                          10,138                  10,195                10,695                 10,541
5/93                                           10,841                  10,937                11,448                 11,157
11/93                                          11,408                  11,636                12,061                 11,603
5/94                                           11,150                  11,363                11,802                 11,631
11/94                                          10,978                  11,282                11,635                 11,728
5/95                                           12,830                  13,235                13,615                 13,968
11/95                                          14,743                  15,254                15,665                 16,056
5/96                                           16,475                  17,081                17,526                 17,947
11/96                                          19,044                  19,892                20,284                 20,529
5/97                                           21,212                  22,178                22,619                 23,230
11/97                                          24,245                  25,478                25,885                 26,387
5/98                                           28,044                  29,486                29,976                 30,363
11/98                                          30,215                  31,845                32,346                 32,632
5/99                                           33,069                  34,751                35,445                 36,747

----------------------------------------------------------
                      CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------
                         1 YEAR      5 YEAR     INCEPTION
----------------------------------------------------------
 Without Sales Charge     17.92%      24.29%      19.55%
----------------------------------------------------------
 With Sales Charge*       11.75%      22.95%      18.64%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%

                                                        ----------------------------------------------------------
                                                                              CLASS B SHARES
                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                        ----------------------------------------------------------
                                                                                 1 YEAR      5 YEAR     INCEPTION
                                                        ----------------------------------------------------------
                                                         Without CDSC             17.46%      24.19%      19.48%
                                                        ----------------------------------------------------------
                                                         With CDSC*               12.46%      24.02%      19.48%
                                                        ----------------------------------------------------------

                                           * Reflects the applicable contingent
                                             deferred sales charge (max. 5.00%)

-----------------------------------------------------------
                   INSTITUTIONAL SHARES
                AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------
      1 YEAR              5 YEAR             INCEPTION
-----------------------------------------------------------
       18.25%              24.60%              19.82%
-----------------------------------------------------------

The charts above represent a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark.

Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date. The performance of Class A shares and Class B shares do not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the higher 12b-1 fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

                        PERFORMANCE MID CAP EQUITY FUND

     For the twelve month period ending May 31, 1999 the Mid Cap Equity Fund returned -1.06% to the Institutional Class shareholders and -1.31% to the Class A shareholders**. This compares to the S&P MidCap 400 Index which returned 11.61%.

     The performance of the Fund was negatively impacted by holdings in the energy sector. During the period Varco International was down 65% and Valero Energy was down 38%. Other positions which hurt performance included Cadence Design (down 63%), International Game Tech (down 28%), and Clayton Homes (down 23%). The fund's relative returns were also hurt because a handful of large, very expensive stocks drove the results of the MidCap Index. For example, America Online at one time represented approximately eight percent of the capital weight of the Index and alone contributed about seven percentage points to the return of the MidCap Index. By not holding this and a few other issues, the Fund struggled to keep up with the benchmark.

     Some holdings did well. Comdisco, Inc., which provides technology services, returned 34% while medical device maker Stryker Corp. increased 46%. In the retailing sector, Tiffany and Company went up 74% while Claire's Stores, Inc. increased by 56% and BJ's Wholesale Club, Inc. was up 31%. Motorcycle manufacturer Harley-Davidson, Inc. also did well, returning 43%.

     The Fund focuses on those companies in the MidCap Index we believe to have increasing earnings prospects and attractive valuations. Over time, the investment return of an issue will roughly match the operating results of the business. Therefore, we will continue to focus our attention on the business results of individual companies and not on market timing. Listed below are the 10 largest holdings in the Fund at May 31, 1999.

                             TEN LARGEST HOLDINGS*

 1.  Comdisco, Inc.                    3.17%
 2.  Paine Webber Group                2.67%
 3.  Stryker Corp.                     2.53%
 4.  AFLAC, Inc.                       2.29%
 5.  BJ's Wholesale Club               2.25%
 6.  Outback Steakhouse                2.23%
 7.  Leggett & Platt , Inc.            2.12%
 8.  Jones Apparel Group               2.10%
 9.  Sundstrand Corp.                  2.07%
10.  Energy East Corp.                 2.06%

                                          Signed,
                                          /s/ Douglas H. Ralston

                                          Douglas H. Ralston, CFA
                                          Vice President
                                          Trustmark National Bank
------------

 * Portfolio composition is subject to change. Ten largest holdings' percentages are based upon net assets as of May 31, 1999.

** The total returns for Class A, after the maximum sales load of 5.25%, was -6.48% for the current fiscal year.

The Fund's performance is compared to the Standard & Poor's MidCap 400 Stock Index, which is a capitalization-weighted index that measures the performance of the mid-range sector of U.S. stock market where the median market capitalization is approximately $700 million. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

                              MID CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 1999)

                                           CLASS A SHARES         CLASS B SHARES      INSTITUTIONAL SHARES    S & P MID CAP 400
                                           --------------         --------------      --------------------    -----------------
2/94                                          $ 9,475                 $ 9,500               $10,000                $10,000
5/94                                            9,128                   9,150                 9,634                  9,517
11/94                                           9,050                   9,075                 9,563                  9,472
5/95                                           10,683                  10,871                11,301                 10,803
11/95                                          12,445                  12,729                13,180                 12,548
5/96                                           14,182                  14,663                15,037                 13,878
11/96                                          15,525                  16,079                16,480                 14,903
5/97                                           17,349                  18,004                18,439                 16,398
11/97                                          20,259                  21,074                21,556                 18,995
5/98                                           22,002                  23,012                23,446                 21,302
11/98                                          20,317                  21,190                21,664                 20,971
5/99                                           21,714                  22,692                23,196                 23,843

----------------------------------------------------------
                      CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------
                         1 YEAR      5 YEAR     INCEPTION
----------------------------------------------------------
 Without Sales Charge     -1.31%      18.92%      17.06%
----------------------------------------------------------
 With Sales Charge*       -6.48%      17.65%      15.87%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%

                                                        ----------------------------------------------------------
                                                                              CLASS B SHARES
                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                        ----------------------------------------------------------
                                                                                 1 YEAR      5 YEAR     INCEPTION
                                                        ----------------------------------------------------------
                                                         Without CDSC             -1.81%      18.80%      16.94%
                                                        ----------------------------------------------------------
                                                         With CDSC*               -6.41%      18.60%      16.85%
                                                        ----------------------------------------------------------

                                           * Reflects the applicable contingent
                                             deferred sales charge (max. 5.00%)

-----------------------------------------------------------
                   INSTITUTIONAL SHARES
                AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------
      1 YEAR              5 YEAR             INCEPTION
-----------------------------------------------------------
       -1.06%              19.21%              17.34%
-----------------------------------------------------------

The charts above represent a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark.

Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date. The performance of Class A shares and Class B shares do not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the higher 12b-1 fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original.

                       PERFORMANCE SMALL CAP EQUITY FUND

     For the twelve months ended May 31, 1999, the Small Cap Equity Fund returned -17.25% (Institutional Class) and -17.57% (Class A shares)**. This compares to the S&P 600 SmallCap Index, which returned -7.53% for the same period.

     Catalina Marketing Corp. (1.48%) returned 96% while CTS Corp. (1.40%) was up 81% for the period, helping to offset the poor market returns for the period. Negative factors affecting the Fund's performance were twofold. First, we did not participate in several large growth names including VISX Inc. and Medimmune with returns of +322% and +155% respectively. Second, selected companies in the Health and Financial sectors had an adverse effect on the fund. Orion Capital Corp. (1.46%), for example, returned -47% while Safeskin Corp. (1.25%) returned -64%.

     Small capitalization companies are trading at relative historic lows providing us with a favorable environment to reach our objective of long term capital growth. We continue to search for higher quality companies in our universe that trade at reasonable valuations.

                             TEN LARGEST HOLDINGS*

 1.  CMAC Investment Corp.             2.70%
 2.  Foodmaker, Inc.                   2.34%
 3.  Manitowoc Co. Inc.                2.27%
 4.  Zebra Technologies                2.15%
 5.  Plexus Corp.                      2.04%
 6.  Benchmark Electronics, Inc.       1.81%
 7.  Alpharma, Inc.                    1.78%
 8.  Fremont General Corp.             1.77%
 9.  Mueller Industries, Inc.          1.69%
10.  U.S. Freightways Corp.            1.64%

                                          Signed,
                                          /s/ Douglas P. Muenzenmay

                                          Doug P. Muenzenmay
                                          Investment Officer
                                          Trustmark National Bank

------------

 * Portfolio composition is subject to change. Ten largest holdings' percentages are based upon net assets as of May 31, 1999.

** The total returns for Class A, after the maximum sales load of 5.25% , was -21.90% for the current fiscal year.

The Fund's Performance is compared to the Standard & Poor's 600 Small Cap Index, which is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

Small cap funds typically carry additional risk since smaller companies may have a higher risk of failure.

                             SMALL CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 1999)
[SMALL CAP EQUITY FUND PERFORMANCE]

                                           CLASS A SHARES         CLASS B SHARES      INSTITUTIONAL SHARES    S&P SMALL CAP 600
                                           --------------         --------------      --------------------    -----------------
10/97                                          $9,475                 $9,500                 $10,000               $ 9,568
11/97                                           8,720                  8,740                   9,200                 9,499
5/98                                            9,393                  9,414                   9,920                10,253
11/98                                           8,095                  8,198                   8,570                 8,990
5/99                                            7,743                  7,816                   8,209                 9,505

---------------------------------------------------------
                     CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------
                        1 YEAR      5 YEAR     INCEPTION
---------------------------------------------------------
 Without Sales Charge   -17.57%       N/A       -11.45%
---------------------------------------------------------
 With Sales Charge*     -21.90%       N/A       -14.26%
---------------------------------------------------------

* Reflects the maximum sales charge of 5.25%

                                                        ---------------------------------------------------------
                                                                             CLASS B SHARES
                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                        ---------------------------------------------------------
                                                                                1 YEAR      5 YEAR     INCEPTION
                                                        ---------------------------------------------------------
                                                         Without CDSC           -17.87%       N/A       -11.65%
                                                        ---------------------------------------------------------
                                                         With CDSC*             -21.94%       N/A       -13.77%
                                                        ---------------------------------------------------------

                                           * Reflects the applicable contingent
                                             deferred sales charge (max. 5.00%)

-----------------------------------------------------------
                   INSTITUTIONAL SHARES
                AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------
      1 YEAR              5 YEAR             INCEPTION
-----------------------------------------------------------
      -17.25%               N/A               -11.19%
-----------------------------------------------------------

The charts above represent a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark.

Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date. The performance of Class A shares and Class B shares do not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the higher 12b-1 fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Schedule of Portfolio Investments
May 31, 1999

       SHARES
         OR                                                                           S&P/MOODY'S
      PRINCIPAL                                                                         RATINGS        MARKET
       AMOUNT                               SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
      ---------                             --------------------                      -----------      ------
                        COMMERCIAL PAPER -- 65.5%
                        AUTOMOTIVE -- 13.0%
     $ 9,000,000        Ford Motor Credit Corporation, 4.82%, 6/3/99................      P1/A1     $  8,997,590
      13,500,000        Ford Motor Credit Corporation, 4.83%, 7/20/99...............      P1/A1       13,411,248
      10,000,000        GMAC, 4.79%, 6/9/99.........................................      P1/A1        9,989,356
      12,000,000        GMAC, 4.80%, 6/17/99........................................      P1/A1       11,974,400
      10,000,000        Toyota Motor Credit Corporation, 4.80%, 7/1/99..............      P1/A1+       9,960,000
       7,500,000        Toyota Motor Credit Corporation, 4.80%, 7/2/99                    P1/A1+       7,469,000
                                                                                                    ------------
                                                                                                      61,801,594
                                                                                                    ------------
                        BANKING -- 4.8%
       5,000,000        BankAmerica Corporation, 4.81%, 8/4/99......................      P1/A1        4,957,244
      10,000,000        BankAmerica Corporation, 4.83%, 10/7/99.....................      P1/A1        9,828,267
       8,000,000        Wells Fargo & Company, 4.85%, 7/30/99.......................      P1/A1        7,936,411
                                                                                                    ------------
                                                                                                      22,721,922
                                                                                                    ------------
                        BEVERAGES -- 1.5%
       7,000,000        Coca Cola Company, 4.78%, 6/25/99...........................      P1/A1+       6,977,693
                                                                                                    ------------
                        CHEMICALS -- 2.9%
       9,000,000        Clorox Company, 4.77%, 6/22/99..............................      P1/A1        8,974,958
       5,000,000        Clorox Company, 4.77%, 7/21/99..............................      P1/A1        4,966,875
                                                                                                    ------------
                                                                                                      13,941,833
                                                                                                    ------------
                        DIVERSIFIED -- 4.6%
      10,000,000        General Electric Capital Corporation, 4.82%, 6/7/99.........      P1/A1+       9,991,967
      12,000,000        General Electric Capital Corporation, 4.88%, 7/27/99........      P1/A1+      11,908,906
                                                                                                    ------------
                                                                                                      21,900,873
                                                                                                    ------------
                        FINANCE -- BROKERS -- 13.1%
       7,000,000        Bear Stearns Company, 4.84%, 6/7/99.........................      P1/A1        6,994,353
      10,000,000        Bear Stearns Company, 4.83%, 7/6/99.........................      P1/A1        9,953,042
      15,000,000        Goldman Sachs Group, 4.75%, 6/1/99..........................      P1/A1+      15,000,000
      10,000,000        Merrill Lynch & Company, 4.78%, 6/18/99.....................      P1/A1+       9,977,428
      11,000,000        Merrill Lynch & Company, 4.80%, 7/7/99......................      P1/A1+      10,947,200
      10,000,000        Morgan Stanley Dean Witter, 4.79%, 7/9/99...................      P1/A1        9,949,439
                                                                                                    ------------
                                                                                                      62,821,462
                                                                                                    ------------
                        FINANCIAL SERVICES -- 10.4%
       7,000,000        American General Corporation, 4.80%, 7/9/99.................      P1/A1+       6,964,533
      11,000,000        American General Corporation, 4.84%, 7/12/99................      P1/A1+      10,939,366
      13,000,000        Associates Credit Corporation, 4.78%, 6/28/99...............      P1/A1+      12,953,395
      12,000,000        Commercial Credit Corporation, 4.78%, 6/10/99...............      P1/A1       11,985,660
       7,000,000        Commercial Credit Corporation, 4.86%, 7/13/99...............      P1/A1        6,960,310
                                                                                                    ------------
                                                                                                      49,803,264
                                                                                                    ------------
                        HEALTH CARE -- 3.0%
      14,205,000        Abbott Laboratories, 4.80%, 6/15/99.........................      P1/A1+      14,178,484
                                                                                                    ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

       SHARES
         OR                                                                           S&P/MOODY'S
      PRINCIPAL                                                                         RATINGS        MARKET
       AMOUNT                               SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
      ---------                             --------------------                      -----------      ------
                        COMMERCIAL PAPER (CONTINUED)
                        TELECOMMUNICATIONS -- 9.5%
     $ 7,500,000        AT&T Corporation, 4.81%, 6/4/99.............................      P1/A1+    $  7,496,994
      15,000,000        AT&T Corporation, 4.81%, 7/8/99.............................      P1/A1+      14,925,846
      15,000,000        BellSouth Corporation, 4.75%, 6/11/99.......................      P1/A1+      14,980,208
       8,000,000        BellSouth Corporation, 4.77%, 6/24/99.......................      P1/A1+       7,975,620
                                                                                                    ------------
                                                                                                      45,378,668
                                                                                                    ------------
                        UTILITIES -- 2.7%
       7,700,000        National Rural Utility Cooperative Finance Corporation,
                        4.82%, 6/8/99...............................................      P1/A1+       7,692,783
       5,000,000        National Rural Utility Cooperative Finance Corporation,
                        4.79%, 7/15/99..............................................      P1/A1+       4,970,728
                                                                                                    ------------
                                                                                                      12,663,511
                                                                                                    ------------
                        TOTAL COMMERCIAL PAPER (Amortized Cost $312,189,304).....................    312,189,304
                                                                                                    ------------
                        CORPORATE BONDS -- 6.1%
                        BANKING -- 1.1%
       2,325,000        NationsBank, 5.86%, 5/26/00.................................      Aa2/A+       2,335,807
       3,000,000        Wells Fargo & Company, 5.31%, 4/3/00........................      Aa3/A+       2,998,802
                                                                                                    ------------
                                                                                                       5,334,609
                                                                                                    ------------
                        ENTERTAINMENT -- 1.1%
       2,000,000        The Walt Disney Company, 6.25%, 6/21/99.....................       A2/A        2,000,527
       3,000,000        The Walt Disney Company, 5.60%, 1/13/00.....................       A2/A        3,008,569
                                                                                                    ------------
                                                                                                       5,009,096
                                                                                                    ------------
                        FINANCE -- BROKERS -- 3.0%
       3,050,000        Bear Stearns Company, 7.63%, 9/15/99........................       A2/A        3,066,958
       5,000,000        Morgan Stanley Dean Witter, 5.94%, 2/28/00..................      Aa3/A+       5,027,280
       6,050,000        Morgan Stanley Dean Witter, 5.89%, 3/20/00..................      Aa3/A+       6,084,456
                                                                                                    ------------
                                                                                                      14,178,694
                                                                                                    ------------
                        FINANCIAL SERVICES -- 0.9%
       2,971,000        Associates Credit Corporation, 6.00%, 3/15/00...............    Aaa3/Aa-       2,990,247
       1,380,000        Commercial Credit Company, 6.13%, 3/1/00....................      Aa3/A        1,389,326
                                                                                                    ------------
                                                                                                       4,379,573
                                                                                                    ------------
                        TOTAL CORPORATE BONDS (Amortized Cost $28,901,972).......................     28,901,972
                                                                                                    ------------
                        U.S. GOVERNMENT AGENCY NOTES -- 17.1%
                        FEDERAL FARM CREDIT BANK -- 2.6%
       7,500,000        4.84%, 6/1/99...............................................     Aaa/Nr        7,500,000
       5,000,000        5.00%, 2/18/00, Callable 8/18/99 @ 100......................     Aaa/Nr        5,000,000
                                                                                                    ------------
                                                                                                      12,500,000
                                                                                                    ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

       SHARES
         OR                                                                           S&P/MOODY'S
      PRINCIPAL                                                                         RATINGS        MARKET
       AMOUNT                               SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
      ---------                             --------------------                      -----------      ------
                        U.S. GOVERNMENT AGENCY NOTES (CONTINUED)
                        FEDERAL HOME LOAN BANK -- 8.2%
     $ 5,000,000        5.00%, 10/28/99.............................................     Aaa/Nr     $  5,000,000
       5,000,000        4.90%, 1/14/00..............................................     Aaa/Nr        4,999,757
       4,000,000        5.04%, 2/25/00..............................................     Aaa/Nr        3,996,174
      10,000,000        5.12%, 3/17/00, Callable Quarterly @ 100....................     Aaa/Nr       10,000,001
       5,000,000        5.14%, 3/17/00, Callable on 6/17/99, 9/17/99, 12/17/99 @
                        100.........................................................     Aaa/Nr        4,998,019
      10,000,000        5.08%, 4/12/00..............................................     Aaa/Nr        9,996,546
                                                                                                    ------------
                                                                                                      38,990,497
                                                                                                    ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.7%
       3,000,000        5.49%, 8/03/99..............................................     Aaa/Nr        2,999,419
       5,000,000        4.98%, 4/20/00..............................................     Aaa/Nr        4,998,716
                                                                                                    ------------
                                                                                                       7,998,135
                                                                                                    ------------
                        STUDENT LOAN MARKETING ASSOCIATION -- 4.6%
      10,000,000        5.20%, 7/15/99..............................................     Aaa/Nr       10,000,000
      10,000,000        5.27%, 2/22/00..............................................     Aaa/Nr       10,000,000
       2,000,000        7.50%, 3/8/00...............................................     Aaa/Nr        2,037,281
                                                                                                    ------------
                                                                                                      22,037,281
                                                                                                    ------------
                        TOTAL U.S. GOVERNMENT AGENCY NOTES (Amortized Cost $81,525,913)..........     81,525,913
                                                                                                    ------------
                        BANKERS ACCEPTANCES -- 0.6%
       3,000,000        Regions Bank, 4.80%, 6/14/99................................      P1/A1        2,994,800
                                                                                                    ------------
                        TOTAL BANKERS ACCEPTANCES (Amortized Cost $2,994,800)....................      2,994,800
                                                                                                    ------------
                        CERTIFICATES OF DEPOSIT -- 2.1%
      10,000,000        First Tennessee Bank, 4.82%, 6/7/99.........................       A1/A       10,000,000
                                                                                                    ------------
                        TOTAL CERTIFICATES OF DEPOSIT (Amortized Cost $10,000,000)...............     10,000,000
                                                                                                    ------------
                        REPURCHASE AGREEMENTS -- 8.7%
      41,503,358        BA Securities, dated 5/28/99, due 6/1/99 at 4.85% with a maturity value of, $41,525,724 (Collateralized by a Federal Home Loan Mortgage Corp.,
                        note, 5.125%, 10/15/08, market value -- $42,356,238).....................     41,503,358
                                                                                                    ------------
                        TOTAL REPURCHASE AGREEMENTS (Cost $41,503,358)...........................     41,503,358
                                                                                                    ------------
                        TOTAL INVESTMENTS (Cost $477,115,347)(a) -- 100.1%.......................    477,115,347
                        LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.1%............................       (392,263)
                                                                                                    ------------
                        TOTAL NET ASSETS -- 100.0%...............................................   $476,723,084
                                                                                                    ============

---------------

(a) Cost for federal income tax equals cost for financial reporting purposes.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
May 31, 1999

  SHARES
    OR
 PRINCIPAL                                                                    MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
 ---------                       --------------------                         ------
             CORPORATE BONDS -- 12.5%
             DIVERSIFIED -- 0.8%
$ 1,000,000  General Electric Capital Corp., 5.65%, 8/15/01..............  $    993,750
                                                                           ------------
             FINANCIAL SERVICES -- 5.1%
  1,000,000  Associates Credit Corp., 5.60%, 1/15/01.....................       995,000
  1,000,000  Avco Financial Services, 5.50%, 4/1/00......................       999,030
  1,000,000  Ford Motor Credit Corp., 5.125%, 10/15/01...................       980,000
  1,000,000  GMAC, 5.70%, 2/23/00........................................     1,003,330
  1,000,000  Merrill Lynch & Company, 6.00%, 1/15/01.....................     1,000,000
  1,000,000  Norwest Financial, Inc., 5.50%, 3/19/01.....................       991,250
                                                                           ------------
                                                                              5,968,610
                                                                           ------------
             FOOD -- 0.8%
  1,000,000  Campbell Soup Company, 4.75%, 10/1/03.......................       943,750
                                                                           ------------
             INDUSTRIAL GOODS & SERVICES -- 2.5%
  1,000,000  Baker Hughes International, 5.80%, 2/15/03..................       973,750
  1,000,000  Ingersol-Rand Company, 6.38%, 11/19/01......................     1,006,250
  1,000,000  Sony Corp., 6.125%, 3/4/03..................................       992,500
                                                                           ------------
                                                                              2,972,500
                                                                           ------------
             RAILROADS -- 0.8%
  1,000,000  Conrail, 5.58%, 11/15/02....................................       980,000
                                                                           ------------
             TELECOMMUNICATIONS-EQUIPMENT -- 2.5%
  1,000,000  Detroit Edison, 5.93%, 2/1/01...............................       998,750
  1,000,000  Pennsylvania Power & Light, 6.00%, 6/1/00...................     1,000,000
  1,000,000  US West Cap Funding, Inc., 6.125%, 7/15/02..................       992,500
                                                                           ------------
                                                                              2,991,250
                                                                           ------------
             TOTAL CORPORATE BONDS.......................................    14,849,860
                                                                           ------------
             MUNICIPAL BONDS -- 0.8%
             PENNSYLVANIA -- 0.8%
  1,000,000  City of Erie, PA, GO, 5.15%, 11/15/01, OID (b)..............       981,250
                                                                           ------------
             TOTAL MUNICIPAL BONDS.......................................       981,250
                                                                           ------------
             U.S. GOVERNMENT AGENCY MORTGAGES -- 67.8%
             FEDERAL HOME LOAN MORTGAGE CORP. -- 32.3%
  1,354,834  Series 1414(E), 6.25%, 7/15/05..............................     1,357,178
  5,000,000  Series 2078(PQ), 6.00%, 7/15/07.............................     5,001,200
  3,000,000  Series 2061(PH), 6.00%, 5/15/16.............................     2,983,680
 10,000,000  Series 2054(PA), 6.00%, 5/15/17.............................     9,922,800
 10,000,000  Series 1590(F), 6.00%, 1/15/19..............................     9,938,801
  9,213,018  Series 1637(F), 6.00%, 9/15/21..............................     9,141,801
                                                                           ------------
                                                                             38,345,460
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

  SHARES
    OR
 PRINCIPAL                                                                    MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
 ---------                       --------------------                         ------
             U.S. GOVERNMENT AGENCY MORTGAGES (CONTINUED)
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 27.1%
$ 2,000,000  Series MTN, 6.23%, 3/1/02 (c)...............................  $  2,018,820
    719,323  Series 1993-10(E), 6.50%, 10/25/04..........................       720,531
  5,873,658  Series 1997-78(PB), 6.00%, 8/18/14..........................     5,843,761
    502,323  Series 1993-26(E), 6.25%, 4/25/16...........................       500,495
    517,359  Series 1993-142(A), 5.25%, 9/25/16..........................       514,876
     91,803  Series 1993-73(D), 5.75%, 9/25/16...........................        91,476
  5,000,000  Series 1998-26-(PA), 6.00%, 11/18/17........................     4,969,250
  4,569,255  Series 1994-65(PE), 6.75%, 7/25/18..........................     4,595,437
  3,000,000  Series 1998-47-(PB), 6.00%, 12/18/18........................     2,980,710
 10,000,000  Series 1993-102(G), 6.25%, 01/25/20.........................     9,964,200
                                                                           ------------
                                                                             32,199,556
                                                                           ------------
             U.S. GOVERNMENT AGENCY -- 8.4%
  2,000,000  Federal Farm Credit, 5.22%, 9/11/01.........................     1,981,660
  2,000,000  Federal Farm Credit, 5.76%, 7/7/03..........................     1,983,340
  1,000,000  Federal Home Loan Bank, 4.74%, 9/10/99......................       986,580
  2,000,000  Federal Home Loan Bank, 5.625%, 3/19/01.....................     1,999,300
  3,000,000  Federal Home Loan Bank, 5.795%, 5/11/01.....................     3,007,770
                                                                           ------------
                                                                              9,958,650
                                                                           ------------
             TOTAL U.S. GOVERNMENT AGENCY MORTGAGES......................    80,503,666
                                                                           ------------
             U.S. TREASURY OBLIGATIONS -- 18.1%
             U.S. TREASURY NOTES -- 6.8%
  3,500,000  5.50%, 4/15/00..............................................     3,510,955
  2,000,000  5.50%, 12/31/00.............................................     2,003,780
  2,500,000  5.625%, 2/28/01.............................................     2,509,850
                                                                           ------------
                                                                              8,024,585
                                                                           ------------
             U.S. TREASURY STRIPS -- 11.3%
  5,000,000  4.245%, 2/15/01.............................................     4,564,450
  5,000,000  4.265%, 5/15/01.............................................     4,502,200
  5,000,000  5.10%, 8/15/01..............................................     4,439,450
                                                                           ------------
                                                                             13,506,100
                                                                           ------------
             TOTAL U.S. TREASURY OBLIGATIONS.............................    21,530,685
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

  SHARES
    OR
 PRINCIPAL                                                                    MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
 ---------                       --------------------                         ------
             MONEY MARKET MUTUAL FUND -- 0.6%
$   695,573  AIM Treasury Money Market...................................  $    695,573
                                                                           ------------
             TOTAL MONEY MARKET MUTUAL FUND..............................       695,573
             TOTAL INVESTMENTS (COST $119,427,589) (a) -- 99.8%..........   118,561,034
                                                                           ------------
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%...............       179,849
                                                                           ------------
             TOTAL NET ASSETS -- 100.0%..................................  $118,740,883
                                                                           ============

---------------

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation as follows:

            Unrealized appreciation..............................  $  78,965
            Unrealized depreciation..............................   (945,520)
                                                                   ---------
            Net unrealized depreciation..........................  $(866,555)
                                                                   =========

(b) Original Issue Discount

(c) Medium Term Note

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
May 31, 1999

   SHARES
     OR
 PRINCIPAL                                                                     MARKET
   AMOUNT                         SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         ------
              CORPORATE BONDS -- 30.5%
              AEROSPACE -- 0.9%
$    250,000  Raytheon Company, 6.50%, 7/15/05............................  $    246,250
     250,000  Raytheon Company, 7.375%, 7/15/25...........................       247,500
     250,000  Rockwell International Corporation, 6.625%, 6/1/05..........       250,938
     500,000  Rockwell International Corporation, 6.15%, 1/15/08..........       483,749
     250,000  WMX Technologies, Inc., 6.250%, 10/15/00....................       250,938
                                                                            ------------
                                                                               1,479,375
                                                                            ------------
              AUTOMOBILE -- 1.5%
     750,000  Ford Motor Company, 5.75%, 2/23/04..........................       728,438
     500,000  Ford Motor Company, 7.25%, 10/01/08.........................       515,625
     250,000  Ford Motor Company, 7.125%, 11/15/25........................       246,250
   1,000,000  General Motors Corporation, 7.10%, 3/15/06..................     1,012,500
                                                                            ------------
                                                                               2,502,813
                                                                            ------------
              BANKING -- 1.6%
     250,000  Bankers Trust Company, 6.75%, 10/3/01.......................       251,875
     250,000  Bankers Trust Company, 7.125%, 7/31/02......................       251,875
     500,000  Bankers Trust Company, 7.50%, 11/15/15......................       494,999
     250,000  Chase Manhattan Corporation, 6.50%, 1/15/09.................       242,813
     250,000  First Bank, N.A., 6.875%, 4/1/06............................       250,313
     250,000  NationsBank Corporation, 6.875%, 2/15/05....................       253,438
     500,000  NationsBank Corporation, 6.375%, 5/15/05....................       493,124
     350,000  NationsBank Corporation, 7.19%, 7/30/12.....................       355,688
                                                                            ------------
                                                                               2,594,125
                                                                            ------------
              BEVERAGES -- 0.7%
     500,000  Coca-Cola Enterprises, Inc., 6.625%, 8/1/04.................       503,750
     250,000  Coca-Cola Enterprises, Inc., 6.75%, 9/15/23.................       239,688
     500,000  Pepsi Bottling, Inc., 5.375%, 2/17/04.......................       479,375
                                                                            ------------
                                                                               1,222,813
                                                                            ------------
              CHEMICALS -- 0.9%
     500,000  Air Products & Chemicals, Inc., 7.375%, 5/1/05..............       515,000
     250,000  Air Products & Chemicals, Inc., 6.24%, 1/13/10..............       236,875
     500,000  Monsanto Company, 6.00%, 7/1/00.............................       499,375
     250,000  PPG Industries, Inc., 6.875%, 8/1/05........................       253,750
                                                                            ------------
                                                                               1,505,000
                                                                            ------------
              COMPUTER EQUIPMENT -- 0.9%
     500,000  IBM Credit Corporation, 5.37%, 9/22/03......................       481,250
     500,000  IBM Credit Corporation, 7.00%, 11/5/07......................       503,125
     500,000  IBM Credit Corporation, 6.75%, 12/24/07.....................       501,875
                                                                            ------------
                                                                               1,486,250
                                                                            ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

   SHARES
     OR
 PRINCIPAL                                                                     MARKET
   AMOUNT                         SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         ------
              CORPORATE BONDS (CONTINUED)
              CONSUMER NON-DURABLE -- 0.3%
$    250,000  American Home Products, Inc., 7.25%, 3/1/23.................  $    256,562
     250,000  Kimberly-Clark Corporation, 6.875%, 2/15/14.................       250,313
                                                                            ------------
                                                                                 506,875
                                                                            ------------
              COSMETICS/TOILETRIES -- 0.3%
     500,000  Procter & Gamble Company, 5.25%, 9/15/03....................       481,875
                                                                            ------------
              FINANCIAL SERVICES -- 10.0%
     500,000  American General Corporation, 6.75%, 6/15/05................       498,750
     250,000  American General Corporation, 7.50%, 7/15/25................       258,750
     250,000  Associates Corporation of North America, 6.00%, 6/15/00.....       251,505
     500,000  Associates Corporation of North America, 6.50%, 8/15/02.....       501,875
     250,000  Bear Stearns Company, 6.25%, 12/1/00........................       251,160
     500,000  Bear Stearns Company, 6.15%, 3/2/04.........................       488,750
     500,000  Bear Stearns Company, 6.625%, 10/1/04.......................       495,000
     250,000  Bear Stearns Company, 6.65%, 12/1/04........................       247,813
     250,000  CIT Group Holdings, 6.375%, 10/1/02.........................       250,000
     500,000  Citigroup, Inc., 6.125%, 6/15/00............................       500,800
     250,000  Citigroup, Inc., 6.625%, 9/15/05............................       246,250
     500,000  Ford Motor Credit Corp., 5.125%, 10/15/01...................       490,000
     250,000  Ford Motor Credit Corp., 6.06%, 12/27/00....................       250,650
   1,500,000  GMAC, 6.21%, 9/19/00........................................     1,515,959
     500,000  GMAC, 5.625%, 2/15/01.......................................       497,250
   1,000,000  GMAC, 5.35%, 12/7/01........................................       981,250
     500,000  GMAC, 5.375%, 9/30/02.......................................       485,625
     250,000  Household Finance Corporation, 6.375%, 6/30/00..............       251,050
     500,000  Household Finance Corporation, 6.70%, 6/15/02...............       503,750
     500,000  Household Finance Corporation, 6.875%, 3/1/07...............       499,375
     500,000  Household Finance Corporation, 7.30%, 7/30/12...............       497,500
     500,000  International Lease Finance, 6.20%, 11/6/00.................       501,720
     500,000  ITT Hartford Corporation, 7.30%, 11/01/15...................       502,500
     500,000  Merrill Lynch & Company, 5.75%, 11/04/02....................       490,000
     500,000  Merrill Lynch & Company, 7.00%, 4/27/08.....................       504,375
     250,000  Merrill Lynch & Company, 6.25%, 10/15/08....................       239,688
   1,000,000  Merrill Lynch & Company, 7.15%, 7/30/12.....................     1,009,999
     500,000  Norwest Corporation, 6.00%, 3/15/00.........................       502,030
     250,000  Norwest Corporation, 6.50%, 6/1/05..........................       246,875
     500,000  Norwest Financial, Inc., 6.375%, 9/15/02....................       500,625
     500,000  Salomon SB Holdings, Inc., 7.50%, 5/1/02....................       515,000
     500,000  Salomon SB Holdings, Inc., 6.625%, 7/1/02...................       503,750
     250,000  Salomon SB Holdings, Inc., 6.125%, 1/15/03..................       246,875
     500,000  Toyota Motor Credit, 5.625%, 11/13/03.......................       485,000
                                                                            ------------
                                                                              16,211,499
                                                                            ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

   SHARES
     OR
 PRINCIPAL                                                                     MARKET
   AMOUNT                         SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         ------
              CORPORATE BONDS (CONTINUED)
              FINANCIAL SERVICES -- DIVERSIFIED -- 2.5%
$    500,000  Associates Credit Corporation, 5.75%, 11/01/03..............  $    485,625
     500,000  Associates Credit Corporation, 5.50%, 2/15/04...............       480,625
     500,000  General Electric Capital Corporation, 5.65%, 3/31/03........       490,000
     500,000  General Electric Capital Corporation, 6.10%, 5/24/04........       495,000
     650,000  General Electric Capital Corporation, 6.90%, 9/15/15........       658,937
     500,000  Morgan Stanley Dean Witter, 5.625%, 1/20/04.................       482,500
     500,000  National Rural Utilities, 5.95%, 1/15/03....................       494,375
     500,000  U.S. Leasing Corporation, 5.95%, 10/15/03...................       488,750
                                                                            ------------
                                                                               4,075,812
                                                                            ------------
              FOOD -- 0.8%
     390,000  Campbell Soup Company, 4.75%, 10/1/03.......................       368,063
     500,000  General Mills, Inc., 5.82%, 2/05/03.........................       493,750
     500,000  Sara Lee Corporation, 5.75%, 9/03/03........................       487,500
                                                                            ------------
                                                                               1,349,313
                                                                            ------------
              INSURANCE -- 0.3%
     500,000  CNA Financial Corporation, 6.60%, 12/15/08..................       461,250
                                                                            ------------
              MACHINERY & EQUIPMENT -- 0.3%
     500,000  John Deere Capital Corporation, 6.00%, 2/15/09..............       471,250
                                                                            ------------
              MEDICAL PRODUCTS -- 0.3%
     500,000  Baxter International, Inc., 6.625%, 2/15/28.................       463,125
                                                                            ------------
              MULTIMEDIA -- 0.3%
     500,000  The Walt Disney Company, 5.125%, 12/15/03...................       477,500
                                                                            ------------
              OFFICE EQUIPMENT & SERVICES -- 0.6%
     500,000  Xerox Corporation, 5.50%, 11/15/03..........................       485,000
     500,000  Xerox Corporation, 5.25%, 12/15/03..........................       481,250
                                                                            ------------
                                                                                 966,250
                                                                            ------------
              OIL COMPANY -- DIVERSIFIED -- 0.6%
   1,000,000  Atlantic Richfield, 5.55%, 4/15/03..........................       976,250
                                                                            ------------
              OIL COMPANY-- INTEGRATED -- 0.6%
     500,000  Conoco, Inc., 5.90%, 4/15/04................................       487,500
     500,000  Texaco Capital, Inc., 5.70%, 12/1/08........................       467,500
                                                                            ------------
                                                                                 955,000
                                                                            ------------
              PHARMACEUTICALS -- 0.2%
     250,000  Eli Lilly & Company, 7.125%, 6/1/25.........................       258,750
                                                                            ------------
              RAILROADS -- 0.1%
     250,000  Norfolk Southern Railway, 5.08%, 7/15/01....................       244,688
                                                                            ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

   SHARES
     OR
 PRINCIPAL                                                                     MARKET
   AMOUNT                         SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         ------
              CORPORATE BONDS (CONTINUED)
              RETAIL -- 0.6%
$    250,000  J.C. Penney & Company, 6.875%, 10/15/15.....................  $    233,750
     250,000  Rite-Aid Corporation, 6.875%, 8/15/13.......................       238,125
     500,000  Sears Roebuck Acceptance Corporation, 6.70%, 11/15/06.......       493,125
                                                                            ------------
                                                                                 965,000
                                                                            ------------
              RETAIL GROCERY -- 0.2%
     300,000  Albertsons, Inc., 6.375%, 6/1/00............................       301,875
                                                                            ------------
              TELECOMMUNICATIONS -- 1.5%
     250,000  Motorola, Inc., 6.50%, 3/1/08...............................       247,813
     250,000  Northern Telecommunications, 6.875%, 9/1/23.................       243,438
     250,000  Southwestern Bell Telephone Company, 6.25%, 10/15/02........       250,313
     500,000  Southwestern Bell Telephone Company, 5.875%, 6/1/03.........       489,999
     250,000  Southwestern Bell Telephone Company, 7.20%, 10/15/26........       248,438
     250,000  U.S. West Communications, Inc., 6.375%, 10/15/02............       249,375
     500,000  U.S. West Communications, Inc., 6.375, 7/15/08..............       480,624
     250,000  U.S. West Communications, Inc., 7.50%, 6/15/23..............       247,188
                                                                            ------------
                                                                               2,457,188
                                                                            ------------
              TELEPHONE -- 2.2%
     500,000  AT&T Corporation, 5.625%, 3/15/04...........................       486,875
     500,000  AT&T Corporation, 6.00%, 3/15/09............................       476,875
     250,000  Chesapeake Bell Telephone Virginia, 7.00%, 7/15/25..........       244,063
     500,000  New York Telephone Company, 5.875%, 9/01/03.................       490,000
   1,000,000  New York Telephone Company, 6.00%, 9/1/07...................       961,249
     250,000  New York Telephone Company, 7.25%, 2/15/24..................       247,188
     500,000  Southern New England Telecommunication, Inc., 7.00%,
              8/15/05.....................................................       510,000
     240,000  Southern New England Telecommunication, Inc., 7.125%,
              8/1/07......................................................       248,400
                                                                            ------------
                                                                               3,664,650
                                                                            ------------
              UTILITIES -- 2.3%
     500,000  Carolina Power & Light, 5.875%, 1/15/04.....................       491,249
     250,000  Consolidated Edison Company of New York, Inc., 6.625%,
              7/1/05......................................................       250,938
     250,000  Consolidated Edison Company of New York, Inc., 7.50%,
              6/15/23.....................................................       250,000
     250,000  Duke Power Company, 6.875%, 8/1/23..........................       236,563
     225,000  Georgia Power Company, 6.625%, 4/1/03.......................       229,219
     250,000  Northern States Power Company, 7.125%, 7/1/25...............       252,187
     250,000  Pacific Gas & Electric Company, 6.25%, 3/1/04...............       248,750
     250,000  Pacific Gas & Electric Company, 7.25%, 8/1/26...............       246,875
     250,000  PacifiCorp, 6.625%, 6/1/07..................................       250,313
     250,000  Public Service Electric & Gas, 6.00%, 5/1/00................       250,625
     250,000  Southern California Edison Company, 6.50%, 6/1/01...........       251,874

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

   SHARES
     OR
 PRINCIPAL                                                                     MARKET
   AMOUNT                         SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         ------
              CORPORATE BONDS (CONTINUED)
              UTILITIES (CONTINUED)
$    250,000  Southern California Edison Company, 6.90%, 10/1/18..........  $    240,938
     500,000  Virginia Electric & Power Company, 6.75%, 2/1/07............       499,374
                                                                            ------------
                                                                               3,698,905
                                                                            ------------
              TOTAL CORPORATE BONDS.......................................    49,777,431
                                                                            ------------
              MORTGAGE-BACKED SECURITIES -- 0.1%
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.1%
      54,748  9.00%, 6/15/17..............................................        58,050
      28,411  9.00%, 3/15/20..............................................        30,124
                                                                            ------------
              TOTAL MORTGAGE-BACKED SECURITIES............................        88,174
                                                                            ------------
              U. S. GOVERNMENT AGENCY MORTGAGES -- 16.1%
              FEDERAL HOME LOAN BANK -- 0.6%
   1,000,000  4.96%, 10/07/05.............................................       939,130
                                                                            ------------
              FEDERAL HOME LOAN MORTGAGE CORP. -- 1.2%
   1,000,000  6.97%, 10/3/05..............................................     1,005,680
   1,000,000  7.405%, 4/19/06.............................................     1,025,280
                                                                            ------------
                                                                               2,030,960
                                                                            ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.4%
   4,500,000  4.625%, 10/15/01............................................     4,393,755
   2,000,000  6.23%, 7/18/02..............................................     2,020,380
   1,000,000  6.00%, 1/14/05..............................................       989,150
   2,000,000  6.49%, 1/19/06..............................................     1,995,540
   1,000,000  7.32%, 5/3/06...............................................     1,024,470
   1,000,000  7.19%, 11/6/06..............................................     1,025,570
   1,000,000  7.33%, 4/2/07...............................................     1,030,940
   2,000,000  7.00%, 7/17/07..............................................     2,016,100
   1,000,000  6.17%, 1/15/08..............................................       978,380
   1,000,000  6.16%, 1/23/08..............................................       987,400
     500,000  6.51%, 5/6/08...............................................       499,310
                                                                            ------------
                                                                              16,960,995
                                                                            ------------
              U.S. GOVERNMENT AGENCY -- 3.9%
   1,000,000  Tennessee Valley Authority, 5.28%, 9/14/01..................       987,500
   2,000,000  Tennessee Valley Authority, 6.375%, 6/15/05.................     2,012,500
   3,500,000  Tennessee Valley Authority, 6.00%, 3/15/13..................     3,364,375
                                                                            ------------
                                                                               6,364,375
                                                                            ------------
              TOTAL U.S. GOVERNMENT AGENCY MORTGAGES......................    26,295,460
                                                                            ------------
              U.S. TREASURY OBLIGATIONS -- 52.1%
              U.S. TREASURY BONDS -- 17.7%
   8,000,000  7.25%, 5/15/16..............................................  $  8,940,080
   4,000,000  7.25%, 8/15/22..............................................     4,558,600
   5,000,000  6.25%, 8/15/23..............................................     5,096,850

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

   SHARES
     OR
 PRINCIPAL                                                                     MARKET
   AMOUNT                         SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         ------
              U.S. TREASURY OBLIGATIONS (CONTINUED)
              U.S. TREASURY BONDS (CONTINUED)
$  3,300,000  6.00%, 2/15/26..............................................  $  3,275,811
   7,750,000  5.25%, 11/15/28.............................................     7,015,068
                                                                            ------------
                                                                              28,886,409
                                                                            ------------
              U.S. TREASURY NOTES -- 34.4%
   4,000,000  6.25%, 6/30/02..............................................     4,071,240
   6,000,000  5.50%, 2/28/03..............................................     5,961,420
  13,250,000  5.25%, 8/15/03..............................................    13,034,688
  13,000,000  4.25%, 11/15/03.............................................    12,283,570
   3,700,000  4.75%, 2/15/04..............................................     3,570,500
     500,000  7.25%, 8/15/04..............................................       533,190
   7,000,000  5.625%, 2/15/06.............................................     6,939,100
  10,000,000  5.50%, 2/15/08..............................................     9,836,700
                                                                            ------------
                                                                              56,230,408
                                                                            ------------
              TOTAL U.S. TREASURY OBLIGATIONS.............................    85,116,817
                                                                            ------------
              MONEY MARKET MUTUAL FUNDS -- 0.4%
     697,267  AIM Treasury Money Market                                          697,267
                                                                            ------------
              TOTAL MONEY MARKET MUTUAL FUNDS.............................       697,267
                                                                            ------------
              TOTAL INVESTMENTS (COST $163,246,748) (A) -- 99.2%..........   161,975,149
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%...............     1,254,733
                                                                            ------------
              TOTAL NET ASSETS -- 100.0%..................................  $163,229,882
                                                                            ============

---------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $106,149. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation............................  $ 1,774,250
            Unrealized depreciation............................   (3,151,998)
                                                                 -----------
            Net unrealized depreciation........................  $(1,377,748)
                                                                 ===========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 1999

  SHARES
    OR
PRINCIPAL                                                                     MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         ------
             COMMON STOCKS -- 96.6%
             AEROSPACE/DEFENSE -- 0.8%
    26,000   Lockheed Martin Corporation.................................  $  1,051,375
    27,000   Raytheon Company, Class B...................................     1,837,688
                                                                           ------------
                                                                              2,889,063
                                                                           ------------
             AUTOMOTIVE -- 1.7%
    10,000   DaimlerChrysler Ag..........................................       874,375
    50,000   Ford Motor Company..........................................     2,853,125
    32,000   General Motors Corporation..................................     2,208,000
                                                                           ------------
                                                                              5,935,500
                                                                           ------------
             BANKING -- 3.1%
    68,000   Bank of New York Company, Inc...............................     2,431,000
    36,000   BankBoston Corporation......................................     1,705,500
    38,000   Chase Manhattan Corporation.................................     2,755,000
    30,000   SunTrust Banks, Inc.........................................     2,025,000
    50,000   Wells Fargo & Company.......................................     2,000,000
                                                                           ------------
                                                                             10,916,500
                                                                           ------------
             BEVERAGES -- 3.4%
    31,000   Anheuser Busch Companies, Inc...............................     2,264,938
   106,000   Coca-Cola Company...........................................     7,241,124
    71,000   PepsiCo, Inc................................................     2,542,688
                                                                           ------------
                                                                             12,048,750
                                                                           ------------
             BUSINESS EQUIPMENT & SERVICES -- 2.1%
    34,000   America Online(b)...........................................     4,058,750
    13,000   Deluxe Corporation..........................................       468,813
    34,000   FDX Corporation(b)..........................................     1,872,125
    10,000   H & R Block.................................................       481,875
     9,000   Pitney Bowes, Inc...........................................       573,750
                                                                           ------------
                                                                              7,455,313
                                                                           ------------
             CAPITAL GOODS -- 1.5%
    30,000   Black & Decker Corporation..................................     1,708,125
    30,000   Illinois Tool Works, Inc....................................     2,302,500
    44,000   Sherwin-Williams Company....................................     1,355,750
                                                                           ------------
                                                                              5,366,375
                                                                           ------------
             COMPUTER EQUIPMENT -- 2.3%
    21,000   Computer Associates International, Inc......................       993,563
   132,000   Intel Corporation...........................................     7,136,250
                                                                           ------------
                                                                              8,129,813
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

  SHARES
    OR
PRINCIPAL                                                                     MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         ------
             COMMON STOCKS (CONTINUED)
             COMPUTER SOFTWARE -- 6.1%
    69,000   Cisco Systems, Inc.(b)......................................  $  7,512,375
   174,000   Microsoft Corporation(b)....................................    14,039,625
                                                                           ------------
                                                                             21,552,000
                                                                           ------------
             COMPUTERS -- 5.7%
    66,000   Compaq Computer Corporation.................................     1,563,375
   120,000   Dell Computer Corporation(b)................................     4,132,500
    44,000   Hewlett Packard Company.....................................     4,149,750
    86,000   International Business Machines Corporation.................    10,002,875
                                                                           ------------
                                                                             19,848,500
                                                                           ------------
             CONSUMER DURABLES -- 0.3%
    14,000   Dana Corporation............................................       722,750
    22,366   Delphi Automotive Systems(b)................................       438,928
                                                                           ------------
                                                                              1,161,678
                                                                           ------------
             CONSUMER NON-DURABLE -- 5.3%
    28,000   Colgate-Palmolive Company...................................     2,796,500
    33,000   ConAgra, Inc................................................       860,063
    62,000   Gillette Company............................................     3,162,000
    36,000   Kimberly-Clark Corporation..................................     2,112,750
    20,000   Premark International, Inc..................................       716,250
    54,000   Procter & Gamble Company....................................     5,042,249
    28,571   Unilever NV-New York Shares-ADR.............................     1,866,043
    25,000   Wrigley (WM.) Jr. Company...................................     2,176,563
                                                                           ------------
                                                                             18,732,418
                                                                           ------------
             CONSUMER SERVICES -- 1.7%
    42,000   Mattel, Inc.................................................     1,110,375
    60,000   Meredith Corporation........................................     2,096,250
    42,000   Time Warner, Inc............................................     2,858,625
                                                                           ------------
                                                                              6,065,250
                                                                           ------------
             ENERGY -- 6.9%
    30,436   BP Amoco PLC-ADR............................................     3,260,457
    31,000   Chevron Corporation.........................................     2,873,313
   102,000   Exxon Corporation...........................................     8,147,249
     8,000   Halliburton Company.........................................       331,000
    40,000   Mobil Corporation...........................................     4,050,000
    95,000   Royal Dutch Petroleum-New York Shares-ADR...................     5,373,438
                                                                           ------------
                                                                             24,035,457
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

  SHARES
    OR
PRINCIPAL                                                                     MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         ------
             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT -- 1.1%
    36,000   King World Productions, Inc.(b).............................  $  1,201,500
    87,000   The Walt Disney Company.....................................     2,533,875
                                                                           ------------
                                                                              3,735,375
                                                                           ------------
             FINANCIAL SERVICES -- 8.3%
    31,000   American Express Company....................................     3,756,813
    78,474   BankAmerica Corporation.....................................     5,076,286
   111,000   Citigroup, Inc..............................................     7,353,749
    54,000   Federal Home Loan Mortgage Corporation......................     3,148,875
    56,000   Federal National Mortgage Association.......................     3,808,000
    25,000   Merrill Lynch...............................................     2,100,000
    39,000   Morgan Stanley Dean Witter & Company........................     3,763,500
                                                                           ------------
                                                                             29,007,223
                                                                           ------------
             FOOD -- 0.3%
    20,000   Hershey Foods Corporation...................................     1,085,000
                                                                           ------------
             HEALTH CARE -- 9.9%
    68,000   Abbott Laboratories.........................................     3,072,750
    51,000   American Home Products Corporation..........................     2,938,875
    21,000   Baxter International, Inc...................................     1,355,813
    82,000   Bristol-Myers Squibb Company................................     5,627,250
    56,000   Johnson & Johnson, Inc......................................     5,187,000
    98,000   Merck & Company, Inc........................................     6,614,999
   135,000   Schering-Plough Corporation.................................     6,083,437
    62,000   Warner Lambert Company......................................     3,844,000
                                                                           ------------
                                                                             34,724,124
                                                                           ------------
             INSURANCE -- 2.7%
    58,000   Allstate Corporation........................................     2,113,375
    61,000   American International Group, Inc...........................     6,973,063
     8,000   MBIA, Inc...................................................       546,500
                                                                           ------------
                                                                              9,632,938
                                                                           ------------
             MULTI INDUSTRY -- 5.0%
   129,000   General Electric Company....................................    13,117,688
    12,000   Lowes Corporation...........................................       975,750
    38,000   Textron, Inc................................................     3,384,375
                                                                           ------------
                                                                             17,477,813
                                                                           ------------
             OIL/GAS -- 0.4%
    58,648   Sempra Energy...............................................     1,260,932
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

  SHARES
    OR
PRINCIPAL                                                                     MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         ------
             COMMON STOCKS (CONTINUED)
             PHARMACEUTICALS -- 2.5%
    47,000   Eli Lilly & Company.........................................  $  3,357,563
    49,000   Pfizer, Inc.................................................     5,243,000
                                                                           ------------
                                                                              8,600,563
                                                                           ------------
             RAILROADS -- 0.4%
    39,000   Norfolk Southern Corporation................................     1,277,250
                                                                           ------------
             RAW MATERIALS -- 1.7%
    28,000   Alcoa, Inc..................................................     1,540,000
    22,000   Avery-Dennison Corporation..................................     1,317,250
    46,000   du Pont (E.I.) De Nemours and Company.......................     3,010,125
                                                                           ------------
                                                                              5,867,375
                                                                           ------------
             RETAIL -- 7.1%
    23,000   Circuit City Stores, Inc....................................     1,651,688
    59,000   Gap, Inc....................................................     3,691,188
    47,000   Home Depot, Inc.............................................     2,673,125
    20,000   J.C. Penney Company.........................................     1,033,750
    60,000   McDonalds Corporation.......................................     2,310,000
    20,000   Sears, Roebuck & Company....................................       956,250
   190,000   Wal-Mart Stores, Inc........................................     8,098,749
   190,000   Walgreen Company............................................     4,417,499
                                                                           ------------
                                                                             24,832,249
                                                                           ------------
             SHELTER -- 0.3%
    18,000   Armstrong World Industries, Inc.............................     1,048,500
                                                                           ------------
             TECHNOLOGY -- 1.5%
    44,000   Ceridian Corporation(b).....................................     1,452,000
    50,000   Loral Space & Communications, Ltd.(b).......................       831,250
    29,000   Northrop Grumman Corporation................................     1,957,500
    19,000   Rockwell International Corporation..........................     1,048,563
                                                                           ------------
                                                                              5,289,313
                                                                           ------------
             TELECOMMUNICATIONS -- 11.0%
    52,000   Ameritech Corporation.......................................     3,422,250
    97,500   AT&T Corporation............................................     5,411,249
    58,000   Bell Atlantic Corporation...................................     3,175,500
    84,000   BellSouth Corporation.......................................     3,963,750
    42,000   GTE Corporation.............................................     2,648,625
    94,000   Lucent Technologies, Inc....................................     5,346,250
    61,000   MCI WorldCom, Inc.(b).......................................     5,268,875
    27,000   Motorola, Inc...............................................     2,235,938

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

  SHARES
    OR
PRINCIPAL                                                                     MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         ------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
    75,000   SBC Communications, Inc.....................................  $  3,834,375
    28,000   Sprint Corporation..........................................     3,157,000
                                                                           ------------
                                                                             38,463,812
                                                                           ------------
             TRANSPORTATION & SHIPPING -- 0.3%
    36,000   Burlington Northern Santa Fe Corporation....................     1,116,000
                                                                           ------------
             UTILITIES -- 1.0%
    53,000   Entergy Corporation.........................................     1,719,188
    52,000   FirstEnergy Corporation.....................................     1,654,250
                                                                           ------------
                                                                              3,373,438
                                                                           ------------
             UTILITIES-ELECTRIC -- 2.2%
    50,000   Consolidated Edison Company of New York, Inc................     2,428,125
    58,000   Detroit Edison Company......................................     2,526,625
   100,000   Southern Company............................................     2,837,500
                                                                           ------------
                                                                              7,792,250
                                                                           ------------
             TOTAL COMMON STOCKS.........................................   338,720,772
                                                                           ------------
             MONEY MARKET MUTUAL FUNDS -- 2.6%
 9,212,444   AIM Treasury Money Market...................................     9,212,444
                                                                           ------------
             TOTAL MONEY MARKET MUTUAL FUNDS.............................     9,212,444
                                                                           ------------
             U.S. TREASURY BILLS -- 0.8%
$3,000,000   U.S. Treasury Bills, 8/12/99................................     2,973,120
                                                                           ------------
             TOTAL U.S. TREASURY BILLS...................................     2,973,120
                                                                           ------------
             TOTAL INVESTMENTS (Cost $159,357,869)(a) -- 100.0%..........   350,906,336
             LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%...............       (82,164)
                                                                           ------------
             TOTAL NET ASSETS -- 100.0%..................................  $350,824,172
                                                                           ============

---------------

ADR -- American Depositary Receipt

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation............................  $191,729,016
            Unrealized depreciation............................      (180,549)
                                                                 ------------
            Net unrealized appreciation........................  $191,548,467
                                                                 ============

(b) Non-income producing securities

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 1999

  SHARES
    OR
 PRINCIPAL                                                                       MARKET
  AMOUNT                          SECURITY DESCRIPTION                           VALUE
 ---------                        --------------------                           ------
              COMMON STOCKS -- 97.2%
              BUSINESS EQUIPMENT & SERVICES -- 8.7%
      8,000   Cintas Corporation..........................................    $    508,000
    165,000   Comdisco, Inc...............................................       4,021,874
     27,000   Convergys Corporation(b)....................................         475,875
     22,600   Jacobs Engineering Group, Inc.(b)...........................         840,438
     97,500   Office Depot, Inc.(b).......................................       2,035,313
     54,200   Reynolds & Reynolds Company.................................       1,185,625
     68,300   Viad Corporation............................................       2,031,925
                                                                              ------------
                                                                                11,099,050
                                                                              ------------
              CAPITAL GOODS -- 4.4%
     24,000   HARSCO Corporation..........................................         783,000
     24,000   Precision Castparts Corporation.............................         972,000
     15,000   Southdown, Inc..............................................         950,625
     38,000   Sundstrand Corporation......................................       2,629,125
      9,000   Trinity Industries..........................................         280,688
                                                                              ------------
                                                                                 5,615,438
                                                                              ------------
              COMPUTER SOFTWARE -- 1.3%
     35,000   Electronic Arts, Inc.(b)....................................       1,712,813
                                                                              ------------
              CONSUMER DURABLES -- 3.7%
     30,000   Carlisle Companies, Inc.....................................       1,402,500
     45,000   Harley-Davidson, Inc........................................       2,297,813
     28,000   Kaydon Corporation..........................................         932,750
                                                                              ------------
                                                                                 4,633,063
                                                                              ------------
              CONSUMER NON-DURABLE -- 3.6%
     87,000   Jones Apparel Group, Inc.(b)................................       2,675,250
     56,299   Lancaster Colony Corporation................................       1,880,738
                                                                              ------------
                                                                                 4,555,988
                                                                              ------------
              CONSUMER SERVICES -- 3.1%
     21,000   Banta Corporation...........................................         514,500
     40,000   Belo (A.H.) Corporation-Common Series A.....................         882,500
     83,000   International Game Technologies.............................       1,462,875
      2,000   Washington Post Company.....................................       1,112,875
                                                                              ------------
                                                                                 3,972,750
                                                                              ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

  SHARES
    OR
 PRINCIPAL                                                                       MARKET
  AMOUNT                          SECURITY DESCRIPTION                           VALUE
 ---------                        --------------------                           ------
              COMMON STOCKS (CONTINUED)
              ENERGY -- 3.5%
     26,000   BJ Services Company(b)......................................    $    716,625
     40,000   Smith International, Inc.(b)................................       1,730,000
     48,600   Tosco Corporation...........................................       1,242,338
     30,000   Valero Energy...............................................         601,875
     22,000   Varco International, Inc.(b)................................         200,750
                                                                              ------------
                                                                                 4,491,588
                                                                              ------------
              FINANCIAL SERVICES -- 16.1%
     57,000   AFLAC, Inc..................................................       2,906,999
     10,000   Ambac Financial Group, Inc..................................         583,125
     26,000   Charter One Financial, Inc..................................         739,375
     32,000   City National Corporation...................................       1,260,000
     36,000   E*Trade Group, Inc.(b)......................................       1,602,000
     77,000   Edwards (A.G.), Inc.........................................       2,589,125
    117,450   First Security Corporation..................................       2,224,209
     25,000   First Tennessee National Corporation........................       1,029,688
     15,000   Old Kent Financial Corporation..............................         674,063
     72,000   Paine Webber Group, Inc.....................................       3,383,999
     23,000   Price (T. Rowe) Associates..................................         888,375
     19,000   ReliaStar Financial Corporation.............................         789,688
     20,000   Robert Half International, Inc.(b)..........................         563,750
     16,000   Zions Bancorporation........................................       1,020,000
                                                                              ------------
                                                                                20,254,396
                                                                              ------------
              HEALTH CARE -- 6.6%
     30,000   Beckman Coulter, Inc........................................       1,522,500
     12,000   Biogen, Inc.(b).............................................       1,309,500
     70,000   Mylan Laboratories, Inc.....................................       1,776,250
     54,000   Stryker Corporation(b)......................................       3,213,000
     32,000   Varian Medical Systems, Inc.................................         602,000
                                                                              ------------
                                                                                 8,423,250
                                                                              ------------
              RAW MATERIALS -- 2.0%
     57,000   Vulcan Materials Company....................................       2,575,688
                                                                              ------------
              RESTAURANTS -- 0.4%
     14,000   Starbucks Corporation(b)....................................         520,625
                                                                              ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

  SHARES
    OR
 PRINCIPAL                                                                       MARKET
  AMOUNT                          SECURITY DESCRIPTION                           VALUE
 ---------                        --------------------                           ------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 10.9%
     11,000   Bed Bath & Beyond, Inc.(b)..................................    $    376,063
     32,000   Best Buy Company(b).........................................       1,456,000
    110,000   BJ's Wholesale Club, Inc.(b)................................       2,859,999
     46,000   Claire's Stores, Inc........................................       1,345,500
     34,800   Hannaford Brothers Company..................................       1,809,600
     78,750   Outback Steakhouse(b).......................................       2,825,156
     25,000   Ross Stores, Inc............................................       1,148,438
     24,000   Tiffany & Company...........................................       1,989,000
                                                                              ------------
                                                                                13,809,756
                                                                              ------------
              SHELTER -- 3.8%
    149,218   Clayton Homes, Inc..........................................       1,706,681
    102,000   Leggett & Platt, Inc........................................       2,690,250
     10,000   Pentair, Inc................................................         441,250
                                                                              ------------
                                                                                 4,838,181
                                                                              ------------
              TECHNOLOGY -- 13.4%
     25,000   ADC Telecommunications, Inc.(b).............................       1,221,875
     30,000   Altera Corporation(b).......................................       1,044,375
     65,000   American Power Conversion Corporation(b)....................       2,530,937
     76,500   Cadence Design Systems, Inc.(b).............................         984,938
     28,000   Cordant Technologies, Inc...................................       1,358,000
      8,000   Intuit, Inc.(b).............................................         651,000
     14,000   Lexmark International Group, Inc.(b)........................       1,905,750
     26,000   Linear Technology Corporation...............................       1,378,000
     13,000   Litton Industries, Inc.(b)..................................         844,188
     21,000   Maxim Integrated Products, Inc.(b)..........................       1,122,188
    120,000   Quantum Corporation(b)......................................       2,377,499
     32,000   Varian Semiconductor Equipment, Inc.(b).....................         398,000
     32,000   Varian, Inc.(b).............................................         320,000
     20,000   Xilinx, Inc.(b).............................................         888,750
                                                                              ------------
                                                                                17,025,500
                                                                              ------------
              TRANSPORTATION & SHIPPING -- 1.3%
     36,000   Airborne Freight Corporation................................         931,500
     18,000   Alaska Air Group, Inc.(b)...................................         747,000
                                                                              ------------
                                                                                 1,678,500
                                                                              ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

  SHARES
    OR
 PRINCIPAL                                                                       MARKET
  AMOUNT                          SECURITY DESCRIPTION                           VALUE
 ---------                        --------------------                           ------
              COMMON STOCKS (CONTINUED)
              UTILITIES -- 14.4%
     17,000   Alliant Communications, Inc. Class A........................    $    807,500
     38,700   Cleco Corporation...........................................       1,279,519
     15,000   CMS Energy Corporation......................................         697,500
     61,000   Conectiv, Inc...............................................       1,471,625
     94,000   Energy East Corporation.....................................       2,608,499
     34,000   New England Electric System.................................       1,702,125
     64,000   Nisource, Inc...............................................       1,788,000
     50,000   Oklahoma Gas & Electric Company.............................       1,287,500
     46,000   Pinnacle West Capital.......................................       1,926,250
     67,000   Public Service Company of New Mexico........................       1,390,250
     20,000   Qualcomm, Inc.(b)...........................................       1,944,999
     45,000   SCANA Corporation...........................................       1,200,938
                                                                              ------------
                                                                                18,104,705
                                                                              ------------
              TOTAL COMMON STOCKS.........................................     123,311,291
                                                                              ------------
              MONEY MARKET MUTUAL FUNDS -- 2.9%
  3,676,797   AIM Treasury Money Market...................................       3,676,797
                                                                              ------------
              TOTAL MONEY MARKET MUTUAL FUNDS.............................       3,676,797
                                                                              ------------
              TOTAL INVESTMENTS (Cost $85,477,718)(a) -- 100.1%...........     126,988,088
              LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.1%...............        (110,668)
                                                                              ------------
              TOTAL NET ASSETS -- 100.0%..................................    $126,877,420
                                                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation............................  $43,552,846
            Unrealized depreciation............................   (2,042,476)
                                                                 -----------
            Net unrealized appreciation........................  $41,510,370
                                                                 ===========

(b) Non-income producing securities

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SMALL CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 1999

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            COMMON STOCKS -- 97.3%
            BUSINESS EQUIPMENT & SERVICES -- 11.7%
   10,000   Acxiom Corporation (b)......................................  $    270,000
   40,000   ADVO, Inc. (b)..............................................       792,500
   10,000   American Management Systems (b).............................       317,500
   10,000   Catalina Marketing Corporation (b)..........................       885,624
   20,000   Ciber, Inc. (b).............................................       428,750
   45,000   Computer Task Group, Inc....................................       748,125
   10,000   Jack Henry & Associates, Inc................................       353,125
   10,000   National Computer Systems, Inc..............................       312,500
   15,000   National Data Corporation...................................       705,938
    4,000   New England Business Services, Inc..........................       108,750
   55,000   Paxar Corporation (b).......................................       498,438
    3,000   SEI Corporation.............................................       306,000
   40,000   Zebra Technologies, Class A (b).............................     1,284,999
                                                                          ------------
                                                                             7,012,249
                                                                          ------------
            CAPITAL GOODS -- 7.7%
   15,000   Amcast Industrial Corporation...............................       252,188
   30,000   Applied Power, Inc..........................................       727,500
   26,000   Lone Star Industries Corporation............................       926,250
   40,000   Manitowoc Company, Inc......................................     1,359,999
    2,835   NSC Corporation (b).........................................         3,367
   20,000   Regal-Beloit Corporation....................................       465,000
   15,000   Texas Industries, Inc.......................................       545,625
   11,000   TJ International, Inc.......................................       302,500
                                                                          ------------
                                                                             4,582,429
                                                                          ------------
            CONSUMER DURABLES -- 3.3%
   22,500   A.O. Smith Corporation......................................       548,438
   30,000   Intermet Corporation........................................       416,250
   10,000   Polaris Industries, Inc.....................................       430,625
   50,000   TBC Corporation (b).........................................       353,125
   10,000   Tower Automotive, Inc. (b)..................................       228,750
                                                                          ------------
                                                                             1,977,188
                                                                          ------------
            CONSUMER NON-DURABLE -- 7.5%
   10,000   Canandaigua Brands, Inc., Class A (b).......................       497,500
   25,000   Kellwood Company............................................       593,750
   50,000   Nautica Enterprises, Inc. (b)...............................       809,375
   25,000   Pillowtex Corporation.......................................       406,250
   20,000   Russ Berrie & Company, Inc..................................       513,750
   15,000   Smithfield Foods, Inc. (b)..................................       400,313
   25,000   St. John Knits, Inc.........................................       715,625
   40,000   Wolverine World Wide, Inc...................................       540,000
                                                                          ------------
                                                                             4,476,563
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            COMMON STOCKS (CONTINUED)
            CONSUMER SERVICES -- 2.8%
   18,750   Marcus Corporation..........................................  $    235,547
   35,000   Merrill Corporation.........................................       529,374
   25,000   Prime Hospitality Corporation (b)...........................       260,938
   15,000   Valassis Communications, Inc. (b)...........................       522,188
    5,000   World Color Press, Inc. (b).................................       127,500
                                                                          ------------
                                                                             1,675,547
                                                                          ------------
            ENERGY -- 3.4%
    1,672   Eagle Geophysical, Inc. (b).................................         5,643
   35,000   Input/Output, Inc. (b)......................................       297,500
   31,000   Oceaneering International, Inc. (b).........................       478,562
   25,000   Offshore Logistics (b)......................................       282,813
   10,000   Pool Energy Services Company (b)............................       168,750
   26,000   Seitel, Inc. (b)............................................       411,125
   12,000   Tuboscope, Inc. (b).........................................       160,500
   20,000   Vintage Petroleum, Inc......................................       225,000
                                                                          ------------
                                                                             2,029,893
                                                                          ------------
            FINANCIAL SERVICES -- 14.2%
   50,000   AMRESCO, Inc. (b)...........................................       343,750
   13,000   Arthur J. Gallagher & Company...............................       632,938
   55,000   Capital Re Corporation......................................       897,187
   32,000   CMAC Investment Corporation (b).............................     1,617,999
   40,000   Enhance Financial Services Corporation......................       782,500
   40,000   Fidelity National Financial, Inc............................       677,500
   30,000   First American Financial Corporation........................       493,125
    5,000   Firstmerit Corporation......................................       136,563
   50,000   Fremont General Corporation.................................     1,059,374
   25,000   Frontier Insurance Group, Inc...............................       429,688
    8,000   Hudson United Bancorp.......................................       245,000
    5,000   Legg Mason, Inc.............................................       169,063
    5,000   Mutual Risk Management, Ltd.................................       182,500
   30,000   Orion Capital Corporation...................................       875,625
                                                                          ------------
                                                                             8,542,812
                                                                          ------------
            HEALTH CARE -- 8.8%
   40,000   Alpharma, Inc...............................................     1,067,500
   10,000   Datascope Corporation (b)...................................       251,563
    6,000   Express Scripts, Inc., Class A (b)..........................       420,750
   70,000   Orthodontic Centers of America, Inc. (b)....................       844,375
   25,000   Patterson Dental Company (b)................................       915,625
   60,000   Safeskin Corporation (b)....................................       750,000
   30,000   Sola International, Inc. (b)................................       500,625
   10,000   Universal Health Services (b)...............................       498,750
                                                                          ------------
                                                                             5,249,188
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            COMMON STOCKS (CONTINUED)
            RAW MATERIALS -- 4.3%
   12,000   Cambrex Corporation.........................................  $    270,000
   10,000   Chemed Corporation..........................................       324,375
    6,000   Macdermid, Inc..............................................       241,500
   35,000   Mueller Industries, Inc. (b)................................     1,015,000
   40,000   Quaker Chemical Corporation.................................       695,000
                                                                          ------------
                                                                             2,545,875
                                                                          ------------
            RETAIL -- 8.7%
   10,000   Cash America International..................................       126,875
   45,000   Cato Corporation............................................       590,625
   33,000   CKE Restaurants, Inc........................................       606,375
   30,000   Dress Barn, Inc. (b)........................................       440,625
   52,000   Foodmaker, Inc. (b).........................................     1,404,000
   35,000   Landry's Seafood Restaurants, Inc. (b)......................       319,375
   22,500   Men's Wearhouse (b).........................................       574,453
   40,000   Pier 1 Imports, Inc.........................................       442,500
   20,000   Shopko Stores, Inc. (b).....................................       710,000
                                                                          ------------
                                                                             5,214,828
                                                                          ------------
            SHELTER -- 3.1%
   40,000   D. R. Horton, Inc...........................................       680,000
   11,250   Ethan Allen Interiors, Inc..................................       358,594
   40,000   MDC Holdings, Inc...........................................       790,000
                                                                          ------------
                                                                             1,828,594
                                                                          ------------
            TECHNOLOGY -- 13.6%
    8,000   Alliant Techsystems, Inc. (b)...............................       680,000
   40,000   BE Aerospace, Inc. (b)......................................       715,000
   36,000   Benchmark Electronics, Inc. (b).............................     1,080,000
   15,000   Cable Design Technologies Corporation (b)...................       211,875
   15,000   CTS Corporation.............................................       840,000
   20,000   C-Cube Microsystems, Inc. (b)...............................       501,250
   25,000   Dialogic Corporation (b)....................................       834,375
    4,500   Kronos, Inc. (b)............................................       166,570
    5,000   Lattice Semiconductor Corporation (b).......................       245,625
   35,000   Microage, Inc. (b)..........................................       195,781
    8,000   Novellus Systems (b)........................................       390,500
   40,000   Plexus Corporation (b)......................................     1,222,499
    6,000   Progress Software Corporation (b)...........................       156,375
   45,000   Unitrode Corporation (b)....................................       936,563
                                                                          ------------
                                                                             8,176,413
                                                                          ------------
            TRANSPORTATION & SHIPPING -- 2.8%
   35,000   Arkansas Best Corporation (b)...............................       310,625
   12,500   M.S. Carriers, Inc. (b).....................................       395,313

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1999

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            COMMON STOCKS (CONTINUED)
            TRANSPORTATION & SHIPPING (CONTINUED)
   25,000   U.S. Freightways Corporation................................  $    984,375
                                                                          ------------
                                                                             1,690,313
                                                                          ------------
            UTILITIES -- 5.4%
   11,000   Central Hudson Gas and Electric Corporation                        464,063
   13,000   Commonwealth Energy Systems Company                                550,874
    5,400   Connecticut Energy Corporation                                     202,838
   15,000   Eastern Utilities Association                                      433,125
   10,000   Energen Corporation.........................................       191,250
    9,000   Orange & Rockland Utilities.................................       523,688
   11,500   Piedmont Natural Gas Company, Inc...........................       388,844
   12,500   TNP Enterprises, Inc........................................       466,406
                                                                          ------------
                                                                             3,221,088
                                                                          ------------
            TOTAL COMMON STOCKS.........................................    58,222,980
                                                                          ------------
            MONEY MARKET MUTUAL FUNDS -- 2.8%
1,168,620   AIM Treasury Money Market...................................     1,168,620
  500,000   Dreyfus Treasury Cash Management............................       500,000
                                                                          ------------
            TOTAL MONEY MARKET MUTUAL FUNDS.............................     1,668,620
                                                                          ------------
            TOTAL INVESTMENTS (Cost $65,392,795)(a) -- 100.1%...........    59,891,600
            LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.1%...............       (51,125)
                                                                          ------------
            TOTAL NET ASSETS -- 100.0%..................................  $ 59,840,475
                                                                          ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation...........................  $  6,719,029
            Unrealized depreciation...........................   (12,220,224)
                                                                ------------
            Net unrealized depreciation.......................  $ (5,501,195)
                                                                ============

(b) Non-income producing securities

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
May 31, 1999

                                                                 MONEY         SHORT TERM      INTERMEDIATE
                                                                 MARKET        GOVERNMENT     TERM GOVERNMENT
                                                                  FUND        INCOME FUND       INCOME FUND
                                                              ------------    ------------    ---------------
ASSETS
  Investments in securities, at value (cost $435,611,989,
    $119,427,589 and $163,246,748, respectively)............  $435,611,989    $118,561,034     $161,975,149
  Repurchase agreements, at amortized cost..................    41,503,358              --               --
  Receivable for investments sold...........................            --              --        2,825,859
  Dividends and interest receivable.........................     1,554,503         811,371        2,248,380
  Receivable for Fund shares sold...........................           174             676            2,036
                                                              ------------    ------------     ------------
        Total Assets........................................   478,670,024     119,373,081      167,051,424
                                                              ------------    ------------     ------------
LIABILITIES
  Dividends payable.........................................     1,745,904         498,508          710,791
  Payable for Fund shares redeemed..........................         2,172          57,628           63,713
  Payable for securities purchased..........................            --              --        2,928,310
  Advisory fees payable.....................................        60,712          40,490           62,830
  Administrative services fees payable......................         4,558           2,442            3,358
  Distribution fees payable (Class A).......................        20,293           1,245            1,808
  Distribution fees payable (Class B).......................           140              --               81
  Custodian fees payable....................................        16,190           4,049            5,585
  Other accrued expenses....................................        96,971          27,836           45,066
                                                              ------------    ------------     ------------
      Total Liabilities.....................................     1,946,940         632,198        3,821,542
                                                              ------------    ------------     ------------
        NET ASSETS..........................................  $476,723,084    $118,740,883      163,229,882
                                                              ============    ============     ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value...............  $    476,724    $     12,129     $     16,230
  Additional paid-in capital................................   476,257,132     121,676,067      169,036,283
  Accumulated undistributed (distributions in excess of) net
    investment income/(loss)................................         5,829         (18,809)         (47,106)
  Accumulated net realized loss on investments..............       (16,601)     (2,061,949)      (4,503,926)
  Net unrealized depreciation from investments..............            --        (866,555)      (1,271,599)
                                                              ------------    ------------     ------------
      Total Net Assets......................................  $476,723,084    $118,740,883      163,229,882
                                                              ============    ============     ============
SHARES OF BENEFICIAL INTEREST
  INSTITUTIONAL CLASS:
    Net Assets..............................................  $382,177,559    $113,145,346     $154,916,087
    Shares of beneficial interest outstanding...............   382,176,590      11,557,603       15,403,136
                                                              ============    ============     ============
    Net Asset Value, offering and redemption price per
      share.................................................  $       1.00    $       9.79     $      10.06
                                                              ============    ============     ============
  CLASS A:
    Net Assets..............................................  $ 94,347,144    $  5,595,537     $  8,219,069
    Shares of beneficial interest outstanding...............    94,349,153         571,752          817,899
                                                              ============    ============     ============
    Net Asset Value, offering and redemption price per
      share.................................................  $       1.00    $       9.79     $      10.05
                                                              ============    ============     ============
    Maximum sales charge....................................          None            3.00%            5.25%
                                                              ============    ============     ============
    Maximum offering price (100%/(100%-maximum sales charge)
      of net asset value adjusted to the nearest cent) per
      share.................................................  $       1.00    $      10.09     $      10.61
                                                              ============    ============     ============
  CLASS B:
    Net Assets..............................................  $    198,381             N/A     $     94,726
    Shares of beneficial interest outstanding...............       198,381                            9,423
                                                              ============                     ============
    Net Asset Value, offering and redemption price per share
      *.....................................................  $       1.00                     $      10.05
                                                              ============                     ============

---------------

* Redemption price per Class B shares varies based on length of time shares are held.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
May 31, 1999

                                                            LARGE CAP        MID CAP          SMALL CAP
                                                           EQUITY FUND     EQUITY FUND       EQUITY FUND
                                                           ------------    ------------    ---------------
ASSETS
  Investments in securities, at value (cost $159,357,869,
    $85,477,718 and $65,392,795, respectively)...........  $350,906,336    $126,988,088      $59,891,600
  Dividends and interest receivable......................       722,521         109,329           29,768
  Receivable for Fund shares sold........................        97,320           4,334            1,434
  Deferred organization costs............................            --              --            6,400
                                                           ------------    ------------      -----------
         Total Assets....................................   351,726,177     127,101,751       59,929,202
                                                           ------------    ------------      -----------
LIABILITIES
  Dividends payable......................................       513,833           3,045               --
  Payable for Fund shares redeemed.......................        94,367          91,726            8,837
  Advisory fees payable..................................       182,764          82,659           51,737
  Administrative services fees payable...................         7,195           2,610            1,230
  Distribution fees payable (Class A)....................        12,873           4,424            1,145
  Distribution fees payable (Class B)....................         2,393             127               --
  Custodian fees payable.................................        12,184           4,408            2,070
  Other accrued expenses.................................        76,396          35,332           23,708
                                                           ------------    ------------      -----------
      Total Liabilities..................................       902,005         224,331           88,727
                                                           ------------    ------------      -----------
         NET ASSETS......................................  $350,824,172    $126,877,420      $59,840,475
                                                           ============    ============      ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value............  $     12,451    $      6,818      $     7,366
  Additional paid-in capital.............................   150,750,527      76,083,246       70,821,459
  Accumulated undistributed (distributions in excess of)
    net investment income/(loss).........................       (20,446)         (3,045)              --
  Accumulated undistributed net realized gain/(loss) on
    investments..........................................     8,533,173       9,280,031       (5,487,155)
  Net unrealized appreciation/(depreciation) from
    investments..........................................   191,548,467      41,510,370       (5,501,195)
                                                           ------------    ------------      -----------
      Total Net Assets...................................  $350,824,172    $126,877,420      $59,840,475
                                                           ============    ============      ===========
SHARES OF BENEFICIAL INTEREST
  INSTITUTIONAL CLASS:
    Net Assets...........................................  $288,804,510    $106,330,450      $54,721,527
    Shares of beneficial interest outstanding............    10,248,664       5,713,146        6,733,590
                                                           ============    ============      ===========
    Net Asset Value, offering and redemption price per
      share..............................................  $      28.18    $      18.61      $      8.13
                                                           ============    ============      ===========
  CLASS A:
    Net Assets...........................................  $ 59,044,501    $ 20,408,793      $ 5,071,435
    Shares of beneficial interest outstanding............     2,096,806       1,097,658          626,942
                                                           ============    ============      ===========
    Net Asset Value, offering and redemption price per
      share..............................................  $      28.16    $      18.59      $      8.09
                                                           ============    ============      ===========
    Maximum sales charge.................................          5.25%           5.25%            5.25%
                                                           ============    ============      ===========
    Maximum offering price (100%/(100%-maximum sales
      charge) of net asset value adjusted to the nearest
      cent) per share....................................  $      29.72    $      19.62      $      8.54
                                                           ============    ============      ===========
  CLASS B:
    Net Assets...........................................  $  2,975,161    $    138,177      $    47,513
    Shares of beneficial interest outstanding............       105,962           7,472            5,895
                                                           ============    ============      ===========
    Net Asset Value, offering and redemption price per
      share *............................................  $      28.08    $      18.49      $      8.06
                                                           ============    ============      ===========

---------------

* Redemption price per Class B shares varies based on length of time shares are held.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations
For the Year Ended May 31, 1999

                                                                MONEY       SHORT TERM      INTERMEDIATE
                                                               MARKET       GOVERNMENT     TERM GOVERNMENT
                                                                FUND        INCOME FUND      INCOME FUND
                                                             -----------    -----------    ---------------
INVESTMENT INCOME:
  Interest.................................................  $25,488,116    $ 7,005,604      $ 8,007,370
  Dividends................................................       11,989         56,756           37,566
                                                             -----------    -----------      -----------
  Total Investment Income..................................   25,500,105      7,062,360        8,044,936
                                                             -----------    -----------      -----------
EXPENSES:
  Advisory fees............................................    1,450,586        488,339          673,317
  Administrative services fees.............................      721,334        180,888          199,791
  Distribution fees (Class A)..............................      242,845         13,998           18,005
  Distribution fees (Class B)*.............................          358             --              368
  Custodian fees...........................................      193,413         48,834           53,866
  Audit and legal fees.....................................      129,666         33,150           42,980
  Fund accounting fees.....................................       47,053         36,995           58,282
  Transfer agency fees.....................................      107,296         31,930           54,504
  Organization expenses....................................        3,738             --               --
  Trustees' fees...........................................       41,342          7,622           10,635
  Other expenses...........................................      145,847         19,540           43,097
                                                             -----------    -----------      -----------
    Total Expenses.........................................    3,083,478        861,296        1,154,845
    Less: Expenses waived by Advisor and/or
      Administrator........................................   (1,122,945)            --          (67,333)
                                                             -----------    -----------      -----------
    Total Net Expenses.....................................    1,960,533        861,296        1,087,512
                                                             -----------    -----------      -----------
  NET INVESTMENT INCOME/(LOSS).............................   23,539,572      6,201,064        6,957,424
                                                             -----------    -----------      -----------
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) on investments..................          368        622,218           (8,702)
  Net change in unrealized appreciation/(depreciation) on
    investments............................................           --     (1,353,286)      (5,136,917)
                                                             -----------    -----------      -----------
  Net realized/unrealized gain/(loss) on investments.......          368       (731,068)      (5,145,619)
                                                             -----------    -----------      -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................  $23,539,940    $ 5,469,996      $ 1,811,805
                                                             ===========    ===========      ===========

---------------

* Class B commenced operations on October 2, 1998.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (continued)
For the Year Ended May 31, 1999

                                                              LARGE CAP       MID CAP        SMALL CAP
                                                             EQUITY FUND    EQUITY FUND     EQUITY FUND
                                                             -----------    ------------    ------------
INVESTMENT INCOME:
  Interest...............................................    $     5,285    $    235,714    $         --
  Dividends..............................................      4,776,489       2,041,719         629,073
                                                             -----------    ------------    ------------
  Total Investment Income................................      4,781,774       2,277,433         629,073
                                                             -----------    ------------    ------------
EXPENSES:
  Advisory fees..........................................      1,929,884       1,187,417         607,516
  Administrative services fees...........................        476,854         234,234          89,982
  Distribution fees (Class A)............................        131,742          51,871          12,655
  Distribution fees (Class B)*...........................          8,307             683             224
  Custodian fees.........................................        128,660          63,330          24,301
  Audit and legal fees...................................         76,760          43,837          23,506
  Fund accounting fees...................................         47,311          45,512          43,897
  Transfer agency fees...................................        146,468          98,005          39,208
  Organization expenses..................................             --           7,327           2,190
  Trustees' fees.........................................         22,059          10,905           3,177
  Other expenses.........................................         82,026          40,160          14,448
                                                             -----------    ------------    ------------
    Total Expenses.......................................      3,050,071       1,783,281         861,104
    Less: Expenses waived by Advisor and/or
      Administrator......................................             --              --              --
                                                             -----------    ------------    ------------
    Total Net Expenses...................................      3,050,071       1,783,281         861,104
                                                             -----------    ------------    ------------
  NET INVESTMENT INCOME/(LOSS)...........................      1,731,703         494,152        (232,031)
                                                             -----------    ------------    ------------
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) on investments................      8,542,654      13,880,187      (5,487,155)
  Net change in unrealized appreciation/(depreciation) on
    investments..........................................     41,686,819     (20,334,170)     (6,102,658)
                                                             -----------    ------------    ------------
  Net realized/unrealized gain/(loss) on investments.....     50,229,473      (6,453,983)    (11,589,813)
                                                             -----------    ------------    ------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................    $51,961,176    $ (5,959,831)   $(11,821,844)
                                                             ===========    ============    ============

---------------

* Class B commenced operations on October 2, 1998.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                         SHORT TERM GOVERNMENT            INTERMEDIATE TERM
                                          MONEY MARKET FUND                   INCOME FUND               GOVERNMENT INCOME FUND
                                   -------------------------------   -----------------------------   ----------------------------
                                     YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                       MAY 31,          MAY 31,         MAY 31,         MAY 31,        MAY 31,         MAY 31,
                                        1999             1998            1999            1998            1999           1998
                                     ----------       ----------      ----------      ----------      ----------     ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income/(loss)....  $    23,539,572   $  23,754,971   $   6,201,064   $   6,775,912   $  6,957,424   $   6,618,283
 Net realized gain/(loss) on
   investments...................              368          (7,755)        622,218         709,547         (8,702)        123,368
 Net change in unrealized
   appreciation/(depreciation) on
   investments...................               --              --      (1,353,286)        552,544     (5,136,917)      4,477,874
                                   ---------------   -------------   -------------   -------------   ------------   -------------
   Net increase in net assets
     resulting from operations...       23,539,940      23,747,216       5,469,996       8,038,003      1,811,805      11,219,525
                                   ---------------   -------------   -------------   -------------   ------------   -------------
Distributions to shareholders
 from:
 Net investment income
   Institutional Class...........      (19,023,056)    (17,909,471)     (5,931,094)     (6,690,972)    (6,601,612)     (6,587,342)
   Class A.......................       (4,515,204)     (5,845,500)       (269,970)        (84,940)      (354,297)       (115,823)
   Class B*......................           (1,312)             --              --              --         (1,497)             --
                                   ---------------   -------------   -------------   -------------   ------------   -------------
                                       (23,539,572)    (23,754,971)     (6,201,064)     (6,775,912)    (6,957,406)     (6,703,165)
                                   ---------------   -------------   -------------   -------------   ------------   -------------
 In excess of net investment
   income
   Institutional Class...........               --              --              --              --             --         (45,724)
   Class A.......................               --              --              --              --             --            (750)
                                   ---------------   -------------   -------------   -------------   ------------   -------------
                                                --              --              --              --             --         (46,474)
                                   ---------------   -------------   -------------   -------------   ------------   -------------
   Net decrease in net assets
     resulting from
     distributions...............      (23,539,572)    (23,754,971)     (6,201,064)     (6,775,912)    (6,957,406)     (6,749,639)
                                   ---------------   -------------   -------------   -------------   ------------   -------------
Shares of beneficial interest:
 Proceeds from shares issued
   Institutional Class...........      860,491,305     694,995,401      22,521,460      18,548,663     69,320,815      38,379,424
   Class A.......................      207,215,008     210,472,260      10,022,861       2,760,371     10,741,856       3,318,154
   Class B*......................          242,396              --              --              --        103,713              --
                                   ---------------   -------------   -------------   -------------   ------------   -------------
                                     1,067,948,709     905,467,661      32,544,321      21,309,034     80,166,384      41,697,578
                                   ---------------   -------------   -------------   -------------   ------------   -------------
 Proceeds from reinvestment of
   distributions
   Institutional Class...........          141,718          67,649       4,137,050       4,951,318      4,361,842       4,721,379
   Class A.......................        4,404,063       5,461,030         207,150          57,098        301,726          77,338
   Class B*......................              563              --              --              --            961              --
                                   ---------------   -------------   -------------   -------------   ------------   -------------
                                         4,546,344       5,528,679       4,344,200       5,008,416      4,664,529       4,798,717
                                   ---------------   -------------   -------------   -------------   ------------   -------------
 Cost of shares redeemed
   Institutional Class...........     (827,479,603)   (666,771,987)    (33,038,180)    (30,975,873)   (32,678,463)    (23,009,377)
   Class A.......................     (191,066,323)   (234,357,245)     (7,761,979)       (852,229)    (6,479,606)       (955,677)
   Class B*......................          (44,578)             --              --              --         (5,845)             --
                                   ---------------   -------------   -------------   -------------   ------------   -------------
                                    (1,018,590,504)   (901,129,232)    (40,800,159)    (31,828,102)   (39,163,914)    (23,965,054)
                                   ---------------   -------------   -------------   -------------   ------------   -------------
 Net increase/(decrease) in net
   assets from shares of
   beneficial interest
   transactions..................       53,904,549       9,867,108      (3,911,638)     (5,510,652)    45,666,999      22,531,241
                                   ---------------   -------------   -------------   -------------   ------------   -------------
Total increase/(decrease) in net
 assets..........................       53,904,917       9,859,353      (4,642,706)     (4,248,561)    40,521,398      27,001,127
NET ASSETS:
 Beginning of period.............      422,818,167     412,958,814     123,383,589     127,632,150    122,708,484      95,707,357
                                   ---------------   -------------   -------------   -------------   ------------   -------------
 End of period...................  $   476,723,084   $ 422,818,167   $ 118,740,883   $ 123,383,589   $163,229,882   $ 122,708,484
                                   ===============   =============   =============   =============   ============   =============

---------------

* Class B commenced operations on October 2, 1998.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (continued)

                                          LARGE CAP EQUITY FUND            MID CAP EQUITY FUND           SMALL CAP EQUITY FUND
                                      -----------------------------   -----------------------------   ---------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED    PERIOD ENDED
                                         MAY 31,         MAY 31,         MAY 31,         MAY 31,        MAY 31,        MAY 31,
                                          1999            1998            1999            1998            1999          1998**
                                       ----------      ----------      ----------      ----------      ----------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income/(loss).......  $   1,731,703   $   2,232,832   $     494,152   $     651,681   $   (232,031)  $   (139,529)
 Net realized gain/(loss) on
   investments......................      8,542,654      13,921,927      13,880,187      13,580,881     (5,487,155)       743,590
 Net change in unrealized
   appreciation/(depreciation) on
   investments......................     41,686,819      60,709,330     (20,334,170)     22,747,932     (6,102,658)       601,463
                                      -------------   -------------   -------------   -------------   ------------   ------------
   Net increase in net assets
     resulting from operations......     51,961,176      76,864,089      (5,959,831)     36,980,494    (11,821,844)     1,205,524
                                      -------------   -------------   -------------   -------------   ------------   ------------
Distributions to shareholders from:
 Net investment income
   Institutional Class..............     (1,525,133)     (2,059,592)       (463,652)       (639,145)            --           (180)
   Class A..........................       (194,139)       (165,538)        (30,473)        (19,304)            --             --
   Class B*.........................         (2,462)             --             (27)             --             --             --
                                      -------------   -------------   -------------   -------------   ------------   ------------
                                         (1,721,734)     (2,225,130)       (494,152)       (658,449)            --           (180)
                                      -------------   -------------   -------------   -------------   ------------   ------------
 In excess of net investment income
   Institutional Class..............             --         (22,090)         (3,514)             --             --             --
   Class A..........................             --          (8,326)           (231)         (5,977)            --             --
                                      -------------   -------------   -------------   -------------   ------------   ------------
                                                 --         (30,416)         (3,745)         (5,977)            --             --
                                      -------------   -------------   -------------   -------------   ------------   ------------
 Net realized gain on investments
   Institutional Class..............    (10,852,696)     (1,889,861)     (9,135,108)     (7,652,175)      (557,755)            --
   Class A..........................     (2,102,671)       (225,130)     (1,263,784)       (599,526)       (47,284)            --
   Class B*.........................        (15,605)             --          (5,866)             --           (361)            --
                                      -------------   -------------   -------------   -------------   ------------   ------------
                                        (12,970,972)     (2,114,991)    (10,404,758)     (8,251,701)      (605,400)            --
                                      -------------   -------------   -------------   -------------   ------------   ------------
   Net decrease in net assets
     resulting from distributions...    (14,692,706)     (4,370,537)    (10,902,655)     (8,916,127)      (605,400)          (180)
                                      -------------   -------------   -------------   -------------   ------------   ------------
Shares of beneficial interest:
 Proceeds from shares issued
   Institutional Class..............     70,031,838      37,952,631      82,245,888      34,283,679     21,706,370     64,042,780
   Class A..........................     27,845,438      18,685,066      18,693,226      13,519,294      7,569,762      3,880,547
   Class B*.........................      3,050,623              --         158,259              --         51,475             --
                                      -------------   -------------   -------------   -------------   ------------   ------------
                                        100,927,899      56,637,697     101,097,373      47,802,973     29,327,607     67,923,327
                                      -------------   -------------   -------------   -------------   ------------   ------------
 Proceeds from reinvestment of
   distributions
   Institutional Class..............      8,754,787       3,086,525       7,681,184       7,069,524        477,076            163
   Class A..........................      2,229,016         386,410       1,282,375         616,073         46,954             --
   Class B*.........................         15,628              --           5,893              --            361             --
                                      -------------   -------------   -------------   -------------   ------------   ------------
                                         10,999,431       3,472,935       8,969,452       7,685,597        524,391            163
                                      -------------   -------------   -------------   -------------   ------------   ------------
 Cost of shares redeemed
   Institutional Class..............    (81,091,911)    (79,937,041)   (137,448,633)    (24,672,370)   (17,955,879)    (3,812,494)
   Class A..........................    (18,192,026)     (4,592,259)    (16,263,214)     (2,408,822)    (4,780,863)      (162,096)
   Class B*.........................       (147,366)             --         (29,048)             --         (1,781)            --
                                      -------------   -------------   -------------   -------------   ------------   ------------
                                        (99,431,303)    (84,529,300)   (153,740,895)    (27,081,192)   (22,738,523)    (3,974,590)
                                      -------------   -------------   -------------   -------------   ------------   ------------
 Net increase/(decrease) in net
   assets from shares of beneficial
   interest transaction.............     12,496,027     (24,418,668)    (43,674,070)     28,407,378      7,113,475     63,948,900
                                      -------------   -------------   -------------   -------------   ------------   ------------
Total increase/(decrease) in net
 assets.............................     49,764,497      48,074,884     (60,536,556)     56,471,745     (5,313,769)    65,154,244
NET ASSETS:
 Beginning of period................    301,059,675     252,984,791     187,413,976     130,942,231     65,154,244             --
                                      -------------   -------------   -------------   -------------   ------------   ------------
 End of period......................  $ 350,824,172   $ 301,059,675   $ 126,877,420   $ 187,413,976   $ 59,840,475   $ 65,154,244
                                      =============   =============   =============   =============   ============   ============

---------------

 * Class B commenced operations on October 2, 1998.

** Fund commenced operations on October 1, 1997.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- May 31, 1999

     1. Organization. Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of seven separate portfolios: The U.S. Treasury Money Market Fund, The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund (formerly, the Mid Cap Growth Fund), and The Small Cap Equity Fund (formerly, the Small Cap Fund), collectively (the "Funds"), or individually (the "Fund"), each, with the exception of The Short Term Government Income Fund, with three classes of shares, the Institutional Class, Class A (formerly, Consumer Service Class), and Class B (commenced operations on October 2, 1998). The Short Term Government Income Fund offers the Institutional Class and Class A shares only. The classes differ primarily with respect to the level of Distribution Fees borne by each share class. In addition, certain redemption of Class B shares are subject to contingent deferred sales charges in accordance with the Fund's prospectus. Currently, six of the portfolios are active and one, The U.S. Treasury Money Market Fund, has not yet commenced operations.

     The Funds' investment objectives are as follows:

        The Money Market Fund -- as high a level of current income as is consistent with preservation of capital and liquidity.

        The Short Term Government Income Fund -- as high a level of current income as is consistent with limiting the risk of potential loss.

        The Intermediate Term Government Income Fund -- a high level of current income, with a secondary objective of total return.

        The Large Cap Equity Fund -- long-term capital appreciation by investing primarily in common stocks of U.S. companies with market capitalization exceeding $1 billion at the time of purchase.

        The Mid Cap Equity Fund -- to achieve growth of capital by attempting to outperform the S&P MidCap Index.

        The Small Cap Equity Fund -- long-term capital appreciation by investing in smaller-capitalized common stocks.

     2. Significant Accounting Policies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

          Security Valuation. Securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. The Money Market Fund values its securities at amortized cost, which approximates market value. Securities for which no market quotation is readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees.

          Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or as soon after the ex-date as the fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 1999

          Repurchase Agreements. The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member Banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. It is the Funds' policy to receive and maintain securities as collateral whose market value, including accrued interest, will be at least 100% of the dollar amount invested by that Fund in each agreement, and that Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, it is the Funds' policy that the value of the collateral be marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

          Determination of Net Asset Value and Calculation of
     Expenses. Expenses specific to an individual Fund are charged to that Fund, while the expenses that are attributable to more than one fund of the Trust are allocated among the respective funds. Investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. In addition, distribution expenses that are attributable to a specific class are charged only to that class.

          Dividends and Distributions. The Money Market, The Short Term Government Income and The Intermediate Term Government Income Funds declare dividends daily and pay those dividends monthly. The Large Cap Equity, The Mid Cap Equity and The Small Cap Equity Funds declare and pay dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. The Funds record all dividends and distributions on the ex-dividend date.

          The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

          Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

          As of May 31, 1999, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                        ACCUMULATED          ACCUMULATED
                                                       UNDISTRIBUTED      UNDISTRIBUTED NET
                                                       NET INVESTMENT    REALIZED GAIN/(LOSS)
                                                       INCOME/(LOSS)        ON INVESTMENTS
                                                       --------------    --------------------
Short Term Government Income Fund....................     $  6,307             $(6,307)
Intermediate Term Government Income Fund.............         (650)                650
Mid Cap Equity Fund..................................        6,677              (6,677)
Small Cap Equity Fund................................      232,031               1,519

          Organization Expenses. Costs incurred in connection with the organization and initial registration of each Fund were deferred and are being amortized over a sixty-month period beginning with each Fund's commencement of operations.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 1999

     3. Advisory and Custodian Agreements. The Funds have entered into an Advisory Contract with Trustmark National Bank ("Trustmark"). Under the Advisory Contract, Trustmark is responsible for managing the investments of the Funds and for continually reviewing, supervising and administering the Funds' investments. For the advisory services it provides to the Funds, Trustmark is entitled to a fee computed daily and paid monthly, based on average daily net assets, at the following annual rates: Money Market Fund, 0.30%; Short Term Government Income Fund, 0.40%; Intermediate Term Government Income Fund, 0.50%; Large Cap Equity Fund, 0.60%; Mid Cap Equity Fund, 0.75% and Small Cap Equity Fund, 1.00%.

     For the year ended May 31, 1999, Trustmark waived advisory fees of $725,293 and $67,333 for the Money Market Fund and Intermediate Term Government Income Fund, respectively.

     Pursuant to a Custodian Agreement between the Trust and Trustmark National Bank, Trustmark is the Custodian of the Funds' cash and securities. For these services, Trustmark is entitled to a fee computed daily and paid monthly, based on average daily net assets, at the annual rate of 0.04%. For the year ended May 31, 1999, Trustmark earned the custody fees shown in the statement of operations.

     4. Administration, Distribution, Fund Accounting and Transfer Agency Agreements. BISYS Fund Services ("BISYS LP"), a wholly-owned subsidiary of The BISYS Group, Inc., is an Ohio limited partnership. BISYS LP, with whom certain officers and trustees of the Funds are affiliated, serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Funds. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. For the year ended May 31, 1999, BISYS LP waived administrator fees of $397,652 for the Money Market Fund.

     Under a Distribution Plan adopted by the Funds under Rule 12b-1 of the 1940 Act, each Fund may, with respect to its Class A and Class B Shares, pay fees to Performance Funds Distributor, Inc. (the "Distributor"), an indirect wholly owned subsidiary of The BISYS Group, Inc., up to an annual rate of 0.35% and 1.00% of the respective average daily net assets attributable to such shares for costs and expenses of the Distributor in connection with the distribution of the Class A and Class B shares. No such fees will be paid by the Institutional Class. In addition, BISYS has the right, as principal underwriter, to purchase Fund shares at their net asset value and to sell such shares to the public, or to dealers who have entered into selected dealer agreements with the Distributor, in both cases against orders for such shares.

     For the fiscal year ended May 31, 1999, BISYS received $197,141 from commissions earned on sales of the Performance Funds of which $22,460 was re-allowed to Trustmark Financial Services, Performance Funds Distributor, Trustmark National Bank and BISYS Fund Services (affiliated broker/dealers).

     For the year ended May 31, 1999, the fees incurred amounted to 0.25% and 1.00% of the average daily net assets of each Fund's Class A and Class B respectively.

     BISYS Fund Services, Inc. serves the Trust as fund accountant. Under the current terms, effective on October 1, 1998, of the fund accounting agreement, BISYS LP is entitled to receive an annual fee of $30,000 per fund plus $5,000 per additional class and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

     BISYS Fund Services, Inc. serves the Trust as transfer agent. Under the current terms, effective on October 1, 1998, of the transfer agency agreement, BISYS LP is entitled to receive an annual fee of $15.00 per account plus $7,000 per class per fund and is reimbursed for certain out-of-pocket expenses incurred in providing transfer agency services.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 1999

     5. Security Purchases and Sales. Purchases and sales of securities for the year ended May 31, 1999, other than short term securities, were as follows:

                                                            PURCHASES         SALES
                                                           ------------    -----------
The Short Term Government Income Fund....................  $ 58,801,375    $58,117,134
The Intermediate Term Government Income Fund.............   144,388,367     98,846,528
The Large Cap Equity Fund................................    22,639,443     28,367,362
The Mid Cap Equity Fund..................................    49,877,146     93,892,406
The Small Cap Equity Fund................................    28,677,655     20,144,228

     6. Shares of Beneficial Interest. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:

                                                                                   SHORT TERM GOVERNMENT
                                                      MONEY MARKET FUND                 INCOME FUND
                                                 ----------------------------    --------------------------
                                                  YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                   MAY 31,         MAY 31,        MAY 31,        MAY 31,
                                                     1999            1998           1999           1998
                                                 ------------    ------------    ----------    ------------
INSTITUTIONAL CLASS
Shares sold....................................   860,491,305     694,995,401     2,276,708      1,887,533
Shares issued in reinvestment of
  distributions................................       141,718          67,649       417,987        504,025
                                                 ------------    ------------    ----------     ----------
                                                  860,633,023     695,063,050     2,694,695      2,391,558
Shares redeemed................................  (827,479,603)   (666,771,987)   (3,343,447)    (3,155,517)
                                                 ------------    ------------    ----------     ----------
Net increase (decrease) in shares..............    33,153,420      28,291,063      (648,752)      (763,959)
                                                 ============    ============    ==========     ==========
CLASS A
Shares sold....................................   207,215,008     210,472,260     1,013,580        280,309
Shares issued in reinvestment of
  distributions................................     4,404,063       5,461,030        20,931          5,810
                                                 ------------    ------------    ----------     ----------
                                                  211,619,071     215,933,290     1,034,511        286,119
Shares redeemed................................  (191,066,323)   (234,357,245)     (785,701)       (86,727)
                                                 ------------    ------------    ----------     ----------
Net increase (decrease) in shares..............    20,552,748     (18,423,955)      248,810        199,392
                                                 ============    ============    ==========     ==========
CLASS B**
Shares sold....................................       242,396              --
Shares issued in reinvestment of
  distributions................................           563              --
                                                 ------------    ------------
                                                      242,959              --
Shares redeemed................................       (44,578)             --
                                                 ------------    ------------
Net increase (decrease) in shares..............       198,381              --
                                                 ============    ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 1999

                                                      INTERMEDIATE TERM
                                                    GOVERNMENT INCOME FUND         LARGE CAP EQUITY FUND
                                                 ----------------------------    --------------------------
                                                  YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                   MAY 31,         MAY 31,        MAY 31,        MAY 31,
                                                     1999            1998           1999           1998
                                                 ------------    ------------    ----------    ------------
INSTITUTIONAL CLASS
Shares sold....................................     6,641,753       3,787,107     2,599,703      1,712,431
Shares issued in reinvestment of
  distributions................................       417,298         462,986       337,983        142,827
                                                 ------------    ------------    ----------     ----------
                                                    7,059,051       4,250,093     2,937,686      1,855,258
Shares redeemed................................    (3,134,893)     (2,259,944)   (3,082,063)    (3,646,925)
                                                 ------------    ------------    ----------     ----------
Net increase (decrease) in shares..............     3,924,158       1,990,149      (144,377)    (1,791,667)
                                                 ============    ============    ==========     ==========
CLASS A
Shares sold....................................     1,029,738         322,546     1,045,212        827,432
Shares issued in reinvestment of
  distributions................................        28,909           7,586        86,013         17,747
                                                 ------------    ------------    ----------     ----------
                                                    1,058,647         330,132     1,131,225        845,179
Shares redeemed................................      (624,348)        (94,109)     (695,145)      (203,755)
                                                 ------------    ------------    ----------     ----------
Net increase (decrease) in shares..............       434,299         236,023       436,080        641,424
                                                 ============    ============    ==========     ==========
CLASS B**
Shares sold....................................         9,889              --       110,466             --
Shares issued in reinvestment of
  distributions................................            93              --           602             --
                                                 ------------    ------------    ----------     ----------
                                                        9,982              --       111,068             --
Shares redeemed................................          (558)             --        (5,106)            --
                                                 ------------    ------------    ----------     ----------
Net increase (decrease) in shares..............         9,424              --       105,962             --
                                                 ============    ============    ==========     ==========

                                                     MID CAP EQUITY FUND           SMALL CAP EQUITY FUND
                                                 ----------------------------    --------------------------
                                                  YEAR ENDED      YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                   MAY 31,         MAY 31,        MAY 31,        MAY 31,
                                                     1999            1998           1999          1998*
                                                 ------------    ------------    ----------    ------------
INSTITUTIONAL CLASS
Proceeds from shares issued....................     4,603,263       1,782,027     2,604,408      6,582,400
Proceeds from reinvestment of distributions....       434,567         369,778        56,259             17
                                                 ------------    ------------    ----------     ----------
                                                    5,037,830       2,151,805     2,660,667      6,582,417
Cost of shares redeemed........................    (7,686,447)     (1,271,150)   (2,119,428)      (390,066)
                                                 ------------    ------------    ----------     ----------
Net increase (decrease) in shares..............    (2,648,617)        880,655       541,239      6,192,351
                                                 ============    ============    ==========     ==========
CLASS A
Proceeds from shares issued....................       978,170         697,248       821,201        390,048
Proceeds from reinvestment of distributions....        72,599          32,187         5,557             --
                                                 ------------    ------------    ----------     ----------
                                                    1,050,769         729,435       826,758        390,048
Cost of shares redeemed........................      (913,182)       (122,941)     (573,601)       (16,263)
                                                 ------------    ------------    ----------     ----------
Net increase (decrease) in shares..............       137,587         606,494       253,157        373,785
                                                 ============    ============    ==========     ==========
CLASS B**
Proceeds from shares issued....................         8,674              --         6,054             --
Proceeds from reinvestment of distributions....           334              --            43             --
                                                 ------------    ------------    ----------     ----------
                                                        9,008              --         6,097             --
Cost of shares redeemed........................        (1,536)             --          (201)            --
                                                 ------------    ------------    ----------     ----------
Net increase (decrease) in shares..............         7,472              --         5,896             --
                                                 ============    ============    ==========     ==========

---------------

 * Fund commenced operations on October 1, 1997.

** Class B commenced operations on October 2, 1998.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 1999

     7. Concentration of Credit Risk. In the pursuit of its minimum credit risk policy, The Money Market Fund maintains a diversified portfolio of money market instruments, each of which matures in 397 days or less and is rated in the highest rating category of at least two nationally recognized statistical rating organizations, or, if not rated, is judged by the Board of Trustees to be of comparable quality. The ability of the issuer of the instruments to meet its obligations may be affected by economic developments in a specific industry or region.

     8. Federal Income Taxes. It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     At May 31, 1999, the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                AMOUNT      EXPIRES
                                                              ----------    -------
The Money Market Fund.......................................  $   16,481     2006
The Short Term Government Income Fund.......................   1,466,013     2003
The Short Term Government Income Fund.......................     595,936     2005
The Intermediate Term Government Income Fund................   4,066,366     2003
The Intermediate Term Government Income Fund................     114,007     2005
The Small Cap Equity Fund...................................   1,553,247     2007

     To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

     9. Federal Income Taxes Information (unaudited). During the fiscal year ended May 31, 1999 the Funds declared long term capital gain distributions as follows:

                                                              LONG-TERM 20%
                                                              -------------
The Large Cap Equity Fund...................................   $12,450,089
The Mid Cap Equity Fund.....................................    10,411,428

     For corporate shareholders the following percentage of the total ordinary income distributions paid during the fiscal year ended May 31, 1999 qualify for the corporate dividend received deduction for the following funds:

                                                                PERCENTAGE
                                                                ----------
The Large Cap Equity Fund...................................     100.00%
The Mid Cap Equity Fund.....................................      94.79%
The Small Cap Equity Fund...................................      30.22%

     Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses:

                                                               POST-OCTOBER
                                                              CAPITAL LOSSES
                                                              --------------
The Money Market Fund.......................................    $      120
The Intermediate Term Government Income Fund................       217,404
The Small Cap Equity Fund...................................     3,933,907

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Financial Highlights
For a share of beneficial interest outstanding throughout each period

                                                         YEAR           YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                     MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
INSTITUTIONAL CLASS                                  ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD...............       $1.00          $1.00          $1.00          $1.00          $1.00
                                                         ------         ------         ------         ------         ------
Income from investment operations:
  Net investment income............................        0.05           0.05           0.05           0.05           0.05
                                                         ------         ------         ------         ------         ------
Distributions to shareholders from:
  Net investment income............................       (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
                                                         ------         ------         ------         ------         ------
Net Asset Value, End of Period.....................       $1.00          $1.00          $1.00          $1.00          $1.00
                                                         ======         ======         ======         ======         ======

Total Return.......................................        5.05%          5.43%          5.34%          5.60%          5.27%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands).........    $382,178       $349,024       $320,732       $366,966       $324,942
  Net investment income before
    waivers/reimbursements.........................        4.68%          5.07%          4.94%          5.12%          4.91%
  Net investment income net of
    waivers/reimbursements.........................        4.92%          5.31%          5.20%          5.42%          5.27%
  Expenses before waivers/reimbursements...........        0.59%          0.57%          0.51%          0.54%          0.59%
  Expenses net of waivers/reimbursements...........        0.35%          0.33%          0.25%          0.24%          0.23%

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Financial Highlights
For a share of beneficial interest outstanding throughout each period

                                    YEAR           YEAR           YEAR           YEAR           YEAR
                                   ENDED          ENDED          ENDED          ENDED          ENDED
                                MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
CLASS A(a)                      ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of
  Period......................       $1.00          $1.00          $1.00          $1.00          $1.00
                                    ------         ------         ------         ------         ------
Income from Investment
  Operations:
  Net investment income.......        0.05           0.05           0.04           0.05           0.05
                                    ------         ------         ------         ------         ------
Distributions to shareholders
  from:
  Net investment income.......       (0.05)         (0.05)         (0.04)         (0.05)         (0.05)
                                    ------         ------         ------         ------         ------
Net Asset Value, End of
  Period......................       $1.00          $1.00          $1.00          $1.00          $1.00
                                    ======         ======         ======         ======         ======

Total Return..................        4.79%          5.18%          5.07%          5.33%          5.02%
Ratios to Average Net
  Assets/Supplemental Data:
  Net Assets, end of period
    (in thousands)............     $94,347        $73,794        $92,220        $25,216         $3,564
  Net investment income before
    waivers/reimbursements....        4.43%          4.82%          5.13%          4.87%          4.66%
  Net investment income net of
    waivers/reimbursements....        4.67%          5.06%          5.23%          5.17%          5.02%
  Expenses before
    waivers/reimbursements....        0.84%          0.82%          0.48%          0.79%          0.84%
  Expenses net of
    waivers/reimbursements....        0.60%          0.58%          0.38%          0.49%          0.48%

                                                       FOR THE
                                                     PERIOD ENDED
                                                     MAY 31, 1999
CLASS B*                                             ------------
Net Asset Value, Beginning of Period...............       $1.00
                                                         ------
Income from Investment Operations:
  Net investment income............................        0.02
                                                         ------
Distributions to shareholders from:
  Net investment income............................       (0.02)
                                                         ------
Net Asset Value, End of Period.....................       $1.00
                                                         ======
Total Return.......................................        2.30%***
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands).........        $198
  Net investment income before
    waivers/reimbursements.........................        3.20%**
  Net investment income net of
    waivers/reimbursements.........................        3.43%**
  Expenses before waivers/reimbursements...........        1.73%**
  Expenses net of waivers/reimbursements...........        1.51%**

---------------

(a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares.

  * Class B commenced operations on October 2, 1998.

 ** Annualized

*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                       MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
INSTITUTIONAL CLASS                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................       $9.85          $9.75          $9.75          $9.84          $9.77
                                                           ------         ------         ------         ------         ------
Income from Investment Operations:
  Net investment income..............................        0.50           0.54           0.55           0.54           0.53
  Net realized and unrealized gain/(loss) on
    investments......................................       (0.06)          0.10          (0.01)         (0.09)          0.07
                                                           ------         ------         ------         ------         ------
Total from Investment Operations.....................        0.44           0.64           0.54           0.45           0.60
                                                           ------         ------         ------         ------         ------
Distributions to shareholders from:
  Net investment income..............................       (0.50)         (0.54)         (0.54)         (0.54)         (0.53)
                                                           ------         ------         ------         ------         ------
  Total distributions to shareholders................       (0.50)         (0.54)         (0.54)         (0.54)         (0.53)
                                                           ------         ------         ------         ------         ------
Net Asset Value, End of Period.......................       $9.79          $9.85          $9.75          $9.75          $9.84
                                                           ======         ======         ======         ======         ======

Total Return (Excludes sales charge).................        4.57%          6.73%          5.70%          4.65%          6.37%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)...........    $113,145       $120,203       $126,428       $106,617       $104,730
  Net investment income before
    waivers/reimbursements...........................        5.09%          5.53%          5.63%          5.47%          5.40%
  Net investment income net of
    waivers/reimbursements...........................        5.09%          5.53%          5.63%          5.48%          5.43%
  Expenses before waivers/reimbursements.............        0.69%          0.64%          0.66%          0.72%          0.77%
  Expenses net of waivers/reimbursements.............        0.69%          0.64%          0.66%          0.71%          0.74%
  Portfolio turnover rate............................       49.19%         65.07%         85.21%        120.00%        267.65%

                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                       MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
CLASS A*                                               ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................       $9.85          $9.75          $9.75          $9.84          $9.77
                                                           ------         ------         ------         ------         ------
Income from Investment Operations:
  Net investment income/(loss).......................        0.48           0.52           0.49           0.51           0.50
  Net realized and unrealized gain/(loss) on
    investments......................................       (0.06)          0.10             --          (0.09)          0.07
                                                           ------         ------         ------         ------         ------
Total from Investment Operations.....................        0.42           0.62           0.49           0.42           0.57
                                                           ------         ------         ------         ------         ------
Distributions to shareholders from:
  Net investment income..............................       (0.48)         (0.52)         (0.49)         (0.51)         (0.50)
                                                           ------         ------         ------         ------         ------
  Total distributions to shareholders................       (0.48)         (0.52)         (0.49)         (0.51)         (0.50)
                                                           ------         ------         ------         ------         ------
Net Asset Value, End of Period.......................       $9.79          $9.85          $9.75          $9.75          $9.84
                                                           ======         ======         ======         ======         ======

Total return (Excludes sales charge).................        4.31%          6.48%          5.44%          4.38%          6.12%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)...........      $5,596         $3,181         $1,205         $1,477           $739
  Net investment income before
    waivers/reimbursements...........................        4.82%*         5.28%          5.01%          5.22%          5.15%
  Net investment income net of
    waivers/reimbursements...........................        4.82%*         5.28%          5.01%          5.23%          5.18%
  Expenses before waivers/reimbursements.............        0.94%*         0.89%          0.87%          0.96%          1.02%
  Expenses net of waivers/reimbursements.............        0.94%*         0.89%          0.87%          0.95%          0.99%
  Portfolio turnover rate............................       49.19%         65.07%         85.21%        120.00%        267.65%

---------------

* On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 3%.

See notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                       MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
INSTITUTIONAL CLASS                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................      $10.34          $9.93         $9.82         $10.11           $9.87
                                                          -------        -------       -------       --------         -------
Income from investment operations:
  Net investment income..............................        0.54           0.59          0.60           0.56            0.62
  Net realized and unrealized gain/(loss) on
    investments......................................       (0.28)          0.42          0.09          (0.29)           0.25
                                                          -------        -------       -------       --------         -------
  Total from investment operations...................        0.26           1.01          0.69           0.27            0.87
                                                          -------        -------       -------       --------         -------
Distributions to shareholders from:
  Net investment income..............................       (0.54)         (0.59)        (0.58)         (0.56)          (0.62)
  In excess of net investment income.................          --          (0.01)           --             --              --
  In excess of net realized gain on investments......          --             --            --             --           (0.01)
                                                          -------        -------       -------       --------         -------
  Total distributions to shareholders................       (0.54)         (0.60)        (0.58)         (0.56)          (0.63)
                                                          -------        -------       -------       --------         -------
Net Asset Value, end of period.......................      $10.06         $10.34         $9.93          $9.82          $10.11
                                                          =======        =======       =======       ========         =======

Total return (Excludes sales charge).................        2.47%         10.42%         7.20%          2.66%           9.31%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)...........    $154,916       $118,743       $94,242        $77,677        $108,052
  Net investment income before
    waivers/reimbursements...........................        5.13%          5.73%         6.43%          5.50%           6.33%
  Net investment income net of
    waivers/reimbursements...........................        5.18%          5.78%         6.48%          5.55%           6.44%
  Expenses before waivers/reimbursements.............        0.84%          0.77%         0.91%          0.86%           0.82%
  Expenses net of waivers/reimbursements.............        0.79%          0.72%         0.86%          0.81%           0.71%
  Portfolio turnover rate............................       74.03%         35.62%        46.23%        183.00%         339.95%

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                       MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
CLASS A(a)                                             ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................     $10.34          $9.93          $9.82         $10.11          $9.87
                                                        --------       --------        -------       --------       --------
Income from investment operations:
  Net investment income..............................       0.52           0.57           0.57           0.54           0.60
  Net realized and unrealized gain/(loss) on
    investments......................................      (0.29)          0.42           0.10          (0.29)          0.25
                                                        --------       --------        -------       --------       --------
  Total from investment operations...................       0.23           0.99           0.67           0.25           0.85
                                                        --------       --------        -------       --------       --------
Distributions to shareholders from:
  Net investment income..............................      (0.52)         (0.57)         (0.56)         (0.54)         (0.60)
  In excess of net investment income.................         --          (0.01)            --             --             --
  In excess of net realized gain on investments......         --             --             --             --          (0.01)
                                                        --------       --------        -------       --------       --------
  Total distributions to shareholders................      (0.52)         (0.58)         (0.56)         (0.54)         (0.61)
                                                        --------       --------        -------       --------       --------
Net Asset Value, end of period.......................     $10.05         $10.34          $9.93          $9.82         $10.11
                                                        ========       ========        =======       ========       ========

Total return (Excludes sales charge).................       2.11%         10.15%          6.92%          2.40%          9.06%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)...........     $8,219         $3,965         $1,465         $2,174         $3,225
  Net investment income before
    waivers/reimbursements...........................       4.87%          5.48%          5.55%          5.25%          6.08%
  Net investment income net of
    waivers/reimbursements...........................       4.92%          5.53%          5.60%          5.30%          6.19%
  Expenses before waivers/reimbursements.............       1.10%          1.02%          1.08%          1.11%          1.07%
  Expenses net of waivers/reimbursements.............       1.05%          0.97%          1.03%          1.06%          0.96%
  Portfolio turnover rate............................      74.03%         35.62%         46.23%        183.00%        339.95%

                                                         FOR THE
                                                       PERIOD ENDED
                                                       MAY 31, 1999
CLASS B*                                               ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................     $10.81
                                                        --------
Income from investment operations:
  Net investment income..............................       0.28
  Net realized and unrealized gain on investments....      (0.76)
                                                        --------
  Total from investment operations...................      (0.48)
                                                        --------
Distributions to shareholders from:
  Net investment income..............................      (0.28)
                                                        --------
  Total distributions to shareholders................      (0.28)
                                                        --------
Net Asset Value, end of period.......................     $10.05
                                                        ========

Total return (Excludes sales charge).................      (4.54%)***
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (In Thousands)...........        $95
  Net investment income before
    waivers/reimbursements...........................       3.96%**
  Net investment income net of
    waivers/reimbursements...........................       4.01%**
  Expenses before waivers/reimbursements.............       1.84%**
  Expenses net of waivers/reimbursements.............       1.79%**
  Portfolio turnover rate............................      74.03%

---------------

(a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%

  * Class B commenced operations on October 2, 1998.

 ** Annualized

*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                       MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
INSTITUTIONAL CLASS                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................      $24.98         $19.16         $15.29         $12.51         $11.33
                                                          -------        -------        -------        -------        -------
Income from investment operations:
  Net investment income..............................        0.15           0.19           0.24           0.23           0.25
  Net realized and unrealized gain on investments....        4.30           6.00           4.13           3.29           1.42
                                                          -------        -------        -------        -------        -------
Total from investment operations.....................        4.45           6.19           4.37           3.52           1.67
                                                          -------        -------        -------        -------        -------
Distributions to shareholders from:
  Net investment income..............................       (0.15)         (0.19)         (0.25)         (0.23)         (0.24)
  Net realized gain on investments...................       (1.10)         (0.18)         (0.25)         (0.51)         (0.25)
                                                          -------        -------        -------        -------        -------
Total distributions to shareholders..................       (1.25)         (0.37)         (0.50)         (0.74)         (0.49)
                                                          -------        -------        -------        -------        -------
Net Asset Value, end of period.......................      $28.18         $24.98         $19.16         $15.29         $12.51
                                                          =======        =======        =======        =======        =======

Total return (Excludes sales charge).................       18.25%         32.53%         29.06%         28.73%         15.35%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)...........    $288,804       $259,585       $233,454       $140,144       $100,110
  Net investment income before
    waivers/reimbursements...........................        0.58%          0.83%          1.34%          1.55%          2.02%
  Net investment income net of
    waivers/reimbursements...........................        0.58%          0.83%          1.43%          1.65%          2.15%
  Expenses before waivers/reimbursements.............        0.90%          0.91%          0.92%          0.91%          0.92%
  Expenses net of waivers/reimbursements.............        0.90%          0.91%          0.83%          0.81%          0.79%
  Portfolio turnover rate............................        7.20%          4.78%          1.41%          6.00%         58.08%

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                       MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
CLASS A(a)                                             ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................     $24.97         $19.16         $15.29         $12.51         $11.33
                                                        --------       --------       --------       --------       --------
Income from investment operations:
  Net investment income..............................       0.09           0.13           0.20           0.19           0.22
  Net realized and unrealized gain on investments....       4.30           5.99           4.13           3.29           1.42
                                                        --------       --------       --------       --------       --------
Total from investment operations.....................       4.39           6.12           4.33           3.48           1.64
                                                        --------       --------       --------       --------       --------
Distributions to shareholders from:
  Net investment income..............................      (0.10)         (0.13)         (0.21)         (0.19)         (0.21)
  Net realized gain on investments...................      (1.10)         (0.18)         (0.25)         (0.51)         (0.25)
                                                        --------       --------       --------       --------       --------
Total distributions to shareholders..................      (1.20)         (0.31)         (0.46)         (0.70)         (0.46)
                                                        --------       --------       --------       --------       --------
Net Asset Value, end of period.......................     $28.16         $24.97         $19.16         $15.29         $12.51
                                                        ========       ========       ========       ========       ========

Total return (Excludes sales charge).................      17.92%         32.20%         28.75%         28.42%         15.10%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)...........    $59,045        $41,474        $19,531         $9,831         $5,234
  Net investment income before
    waivers/reimbursements...........................       0.33%          0.58%          1.10%          1.30%          1.77%
  Net investment income net of
    waivers/reimbursements...........................       0.33%          0.58%          1.18%          1.40%          1.90%
  Expenses before waivers/reimbursements.............       1.15%          1.16%          1.14%          1.16%          1.17%
  Expenses net of waivers/reimbursements.............       1.15%          1.16%          1.06%          1.06%          1.04%
  Portfolio turnover rate............................       7.20%          4.78%          1.41%          6.00%         58.08%

                                                         FOR THE
                                                       PERIOD ENDED
                                                       MAY 31, 1999
CLASS B*                                               ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................     $23.12
                                                        --------
Income from investment operations:
  Net investment (loss)..............................      (0.02)
  Net realized and unrealized gain on investments....      $6.11
                                                        --------
Total from investment operations.....................      $6.09
                                                        --------
Distributions to shareholders from:
  Net investment income..............................      (0.03)
  Net realized gain on investments...................      (1.10)
                                                        --------
Total distributions to shareholders..................      (1.13)
                                                        --------
Net Asset Value, end of period.......................     $28.08
                                                        ========

Total return (Excludes sales charge).................      26.80%***
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)...........     $2,975
  Net investment income/(loss) before
    waivers/reimbursements...........................      (0.33%)**
  Net investment income/(loss) net of
    waivers/reimbursements...........................      (0.33%)**
  Expenses before waivers/reimbursements.............       1.88%**
  Expenses net of waivers/reimbursements.............       1.88%**
  Portfolio turnover rate............................       7.20%

---------------

(a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%

  * Class B commenced on October 2, 1998

 ** Annualized

*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP EQUITY FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                         YEAR           YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                     MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
INSTITUTIONAL CLASS                                  ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD...............      $20.11         $16.71         $14.05         $11.11          $9.60
                                                        -------        -------        -------        -------        -------
Income from investment operations:
  Net investment income............................        0.06           0.08           0.13           0.13           0.13
  Net realized and unrealized gain/(loss) on
    investments....................................       (0.34)          4.40           2.99           3.44           1.51
                                                        -------        -------        -------        -------        -------
Total from investment operations...................       (0.28)          4.48           3.12           3.57           1.64
                                                        -------        -------        -------        -------        -------
Distributions to shareholders from:
  Net investment income............................       (0.06)         (0.08)         (0.13)         (0.13)         (0.13)
  Net realized gain on investments.................       (1.16)         (1.00)         (0.33)         (0.50)            --
                                                        -------        -------        -------        -------        -------
Total distributions to shareholders................       (1.22)         (1.08)         (0.46)         (0.63)         (0.13)
                                                        -------        -------        -------        -------        -------
Net Asset Value, end of period.....................      $18.61         $20.11         $16.71         $14.05         $11.11
                                                        =======        =======        =======        =======        =======

Total Return (Excludes sales charge)...............       (1.06%)        27.15%         22.62%         33.06%         17.31%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, end of period (in thousands).........    $106,330       $168,116       $125,035        $80,704        $48,068
  Net investment income/(loss) before
    waivers/reimbursements.........................        0.34%          0.41%          0.75%          0.90%          1.11%
  Net investment income/(loss) net of
    waivers/reimbursements.........................        0.34%          0.41%          0.89%          1.06%          1.37%
  Expenses before waivers/reimbursements...........        1.09%          1.07%          1.06%          1.14%          1.22%
  Expenses net of waivers/reimbursements...........        1.09%          1.07%          0.92%          0.98%          0.96%
  Portfolio turnover rate..........................       33.27%         20.48%          7.72%         28.00%         20.39%

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP EQUITY FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                       MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996   MAY 31, 1995
CLASS A(a)                                             ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................      $20.10         $16.72         $14.05         $11.11          $9.60
                                                          -------        -------        -------        -------        -------
Income from investment operations:
  Net investment income/(loss).......................        0.02           0.03           0.09           0.10           0.11
  Net realized and unrealized gain/(loss) on
    investments......................................       (0.34)          4.39           3.00           3.44           1.51
                                                          -------        -------        -------        -------        -------
Total from investment operations.....................       (0.32)          4.42           3.09           3.54           1.62
                                                          -------        -------        -------        -------        -------
Distributions to shareholders from:
  Net investment income..............................       (0.03)         (0.03)         (0.09)         (0.10)         (0.11)
  In excess of net investment income.................          --          (0.01)            --             --             --
  Net realized gain on investments...................       (1.16)         (1.00)         (0.33)         (0.50)            --
                                                          -------        -------        -------        -------        -------
Total distributions to shareholders..................       (1.19)         (1.04)         (0.42)         (0.60)         (0.11)
                                                          -------        -------        -------        -------        -------
Net Asset Value, end of period.......................      $18.59         $20.10         $16.72         $14.05         $11.11
                                                          =======        =======        =======        =======        =======

Total Return ( Excludes sales charge)................       (1.31%)        26.82%         22.33%         32.76%         17.06%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, end of period (in thousands)...........     $20,409        $19,298         $5,911         $1,437           $277
  Net investment income/(loss) before
    waivers/reimbursements...........................        0.10%          0.16%          0.54%          0.63%          0.86%
  Net investment income/(loss) net of
    waivers/reimbursements...........................        0.10%          0.16%          0.65%          0.79%          1.12%
  Expenses before waivers/reimbursements.............        1.35%          1.32%          1.30%          1.39%          1.47%
  Expenses net of waivers/reimbursements.............        1.35%          1.32%          1.19%          1.23%          1.21%
  Portfolio turnover rate............................       33.27%         20.48%          7.72%         28.00%         20.39%

                                                         FOR THE
                                                       PERIOD ENDED
                                                       MAY 31, 1999
CLASS B*                                               ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................      $16.40
                                                          -------
Income from investment operations:
  Net investment (loss)..............................       (0.06)
  Net realized and unrealized gain on investments....        3.32
                                                          -------
Total from investment operations.....................        3.26
                                                          -------
Distributions to shareholders from:
  Net investment income..............................       (0.01)
  Net realized gain on investments...................       (1.16)
                                                          -------
Total distributions to shareholders..................       (1.17)
                                                          -------
Net Asset Value, end of period.......................      $18.49
                                                          =======

Total Return ( Excludes sales charge)................       20.28%***
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, end of period (in thousands)...........        $138
  Net investment income/(loss) before
    waivers/reimbursements...........................       (0.73%)**
  Net investment income/(loss) net of
    waivers/reimbursements...........................       (0.73%)**
  Expenses before waivers/reimbursements.............        2.10%**
  Expenses net of waivers/reimbursements.............        2.10%**
  Portfolio turnover rate............................       33.27%

---------------

(a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares.

  * Class B commenced operations on October 2, 1998.

 ** Annualized

*** Not Annualized

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SMALL CAP EQUITY FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                               SMALL CAP EQUITY FUND
                                   ------------------------------------------------------------------------------
                                       INSTITUTIONAL CLASS                 CLASS A(a)                 CLASS B
                                   ----------------------------    ----------------------------    --------------
                                       YEAR          FOR THE           YEAR          FOR THE          FOR THE
                                      ENDED       PERIOD ENDED        ENDED       PERIOD ENDED      PERIOD ENDED
                                   MAY 31, 1999   MAY 31, 1998*    MAY 31, 1999   MAY 31, 1998*    MAY 31, 1999**
                                   ------------   -------------    ------------   -------------    --------------
NET ASSET VALUE, BEGINNING
  OF PERIOD......................      $9.92          $10.00           $9.91          $10.00            $7.47
                                    --------       ---------        --------      ----------        ---------
Income from investment
  operations:
  Net investment income/(loss)...      (0.03)          (0.03)(b)       (0.05)          (0.04)(b)        (0.05)
  Net realized and unrealized
    gain/(loss) on investments...      (1.68)          (0.05)          (1.69)          (0.05)            0.72
                                    --------       ---------        --------      ----------        ---------
Total from investment
  operations.....................      (1.71)          (0.08)          (1.74)          (0.09)            0.67
                                    --------       ---------        --------      ----------        ---------
Distributions to shareholders
  from:
  Net realized gain on
    investments..................      (0.08)             --           (0.08)             --            (0.08)
                                    --------       ---------        --------      ----------        ---------
Total distributions to
  shareholders...................      (0.08)             --           (0.08)             --            (0.08)
                                    --------       ---------        --------      ----------        ---------
Net Asset Value, end of period...      $8.13           $9.92           $8.09           $9.91            $8.06
                                    ========       =========        ========      ==========        =========

Total Return (Excludes sales
  charge)........................     (17.25%)         (0.80%)****    (17.57%)         (0.90%)****       8.95%****
Ratios to Average Net Assets/
  Supplemental Data:
  Net Assets, end of period
    (in thousands)...............    $54,722         $61,450          $5,071          $3,704           $   48
  Net investment income/(loss)
    before
    waivers/reimbursements.......      (0.36%)         (0.41%)***      (0.61%)         (0.66%)***       (1.40%)***
  Net investment income/(loss)
    net of
    waivers/reimbursements.......      (0.36%)         (0.41%)***      (0.61%)         (0.66%)***       (1.40%)***
  Expenses before
    waivers/reimbursements.......       1.40%           1.45% ***       1.65%           1.70% ***        2.40% ***
  Expenses net of
    waivers/reimbursements.......       1.40%           1.45% ***       1.65%           1.70% ***        2.40% ***
  Portfolio turnover rate........      34.52%          12.28%          34.52%          12.28%           34.52%

---------------

 (a) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%.

 (b) Calculated based on average shares during the period.

   * Fund commenced operations on October 1, 1997.

  ** Class B commenced operations on October 2, 1998.

 *** Annualized

**** Not Annualized

See notes to financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Performance Funds Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, the Short Term Government Income Fund, the Intermediate Term Government Income Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Small Cap Equity Fund (separate portfolios constituting Performance Funds Trust, hereafter referred to as the "Funds") at May 31, 1999, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
July 16, 1999

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 E. Broad St.
Columbus, Ohio 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

ANNUAL REPORT
MAY 31, 1999

INVESTMENT ADVISOR
                                [TRUSTMARK LOGO]
                National Bank
                Performance Funds'
                Investment Adviser

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR
ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

PR-ANN-5004-5/99